FIDELITY


(registered trademark)
NEW MILLENNIUM(registered trademark)
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   24    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1997                        PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Fidelity New Millennium                           10.78%   16.97%   163.24%

Fidelity New Millennium (incl. 3% sales charge)   7.46%    13.46%   155.34%

S&P 500(registered trademark)                     13.15%   29.42%   115.84%

Capital Appreciation Funds Average                5.11%    7.23%    n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 227 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1997                              PAST 1   LIFE OF
                                                        YEAR     FUND

Fidelity New Millennium                                 16.97%   24.44%

Fidelity New Millennium (incl. 3% sales charge)         13.46%   23.58%

S&P 500                                                 29.42%   18.98%

Capital Appreciation Funds Average                      7.23%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9910.45
  1993/01/31      10291.70                     9993.70
  1993/02/28      10029.80                    10129.62
  1993/03/31      10437.20                    10343.35
  1993/04/30      10340.20                    10093.04
  1993/05/31      10951.30                    10363.53
  1993/06/30      11038.60                    10393.59
  1993/07/31      11242.30                    10352.01
  1993/08/31      11620.60                    10744.36
  1993/09/30      11892.20                    10661.62
  1993/10/31      12105.60                    10882.32
  1993/11/30      11610.90                    10778.94
  1993/12/31      12189.94                    10909.36
  1994/01/31      12418.52                    11280.28
  1994/02/28      12448.35                    10974.59
  1994/03/31      11682.76                    10496.09
  1994/04/30      11613.16                    10630.44
  1994/05/31      11533.62                    10804.78
  1994/06/30      11285.05                    10540.07
  1994/07/31      11523.67                    10885.78
  1994/08/31      12160.01                    11332.10
  1994/09/30      12368.81                    11054.46
  1994/10/31      12756.58                    11303.19
  1994/11/30      12229.61                    10891.52
  1994/12/31      12290.89                    11053.05
  1995/01/31      12026.25                    11339.65
  1995/02/28      12546.03                    11781.56
  1995/03/31      13014.85                    12129.23
  1995/04/30      13830.19                    12486.44
  1995/05/31      13983.06                    12985.52
  1995/06/30      15195.88                    13287.17
  1995/07/31      16500.42                    13727.78
  1995/08/31      16694.06                    13762.23
  1995/09/30      17325.95                    14343.00
  1995/10/31      17162.88                    14291.79
  1995/11/30      18457.23                    14919.20
  1995/12/31      18699.43                    15206.55
  1996/01/31      18382.01                    15724.18
  1996/02/29      19679.17                    15869.94
  1996/03/31      20056.13                    16022.77
  1996/04/30      21231.33                    16258.95
  1996/05/31      21830.02                    16678.26
  1996/06/30      21098.29                    16741.81
  1996/07/31      19346.57                    16002.15
  1996/08/31      20344.39                    16339.64
  1996/09/30      21763.50                    17259.24
  1996/10/31      21852.20                    17735.24
  1996/11/30      23049.58                    19075.85
  1996/12/31      23027.71                    18697.96
  1997/01/31      24805.04                    19866.21
  1997/02/28      22902.22                    20021.96
  1997/03/31      22400.88                    19199.26
  1997/04/30      23232.65                    20345.45
  1997/05/30      25534.27                    21584.08
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $25,534 - a 155.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,584 - a 115.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium
Fund
Q. HOW DID THE FUND PERFORM, NEAL?
A. For the six months that ended May 31, 1997, the fund produced a return of 10.78%. This beat the 5.11% return of the capital appreciation funds average tracked by Lipper Analytical Services, over the same period, but lagged the Standard & Poor's 500 Index, which had a six-month return of 13.15%. For the 12 months that ended May 31, 1997, the fund returned 16.97%, while the Lipper peer group and the S&P 500 returned 7.23% and 29.42%, respectively.
Q. WHAT PRIMARY FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. There were a couple. First, uncertainty concerning the economic cycle played a key role. The cycle we've seen and continue to see has been unlike any others in terms of both its duration and its varied perplexities. Unemployment rates have stayed low, inflation has been kept in check and the backdrop for stocks in general has been favorable. Investors developed an "all good things must come to an end" mentality, however, and we saw an enormous valuation correction among smaller stocks as a result. Which leads me to the next factor, that of the market's "narrowness." Despite this economic uncertainty, investors still wanted equity exposure and tended to favor the larger-cap, more stable stocks. Much of the market's gain during the period, in fact, was linked to the strong performance of the top 25 stocks in the S&P 500. Since my aim is to find companies poised for focused growth, large-caps aren't at the forefront of my stock picking process.
Q. WHY DO YOU THINK THE FUND UNDERPERFORMED THE INDEX DURING THE PERIOD, YET POSTED A HIGHER RETURN THAN ITS PEER GROUP?
A. The large-cap rally made it difficult for funds of all orientations to top the S&P 500. Small-caps, mid-caps, international equities . . . nothing has seemed to work. In terms of the peer group, I think my strategy of looking for inefficiently priced growth stocks has added some value. I'd also have to tip my hat to our research group. Their analysis of each individual stock provides a sense of comfort in that, to the extent we don't see wide-ranging earnings disappointments, I don't typically have a lot of individual downers detracting from performance.
Q. YOU'RE ALWAYS LOOKING FOR NEW AND UNIQUE INVESTMENT OPPORTUNITIES. WHAT INTERESTED YOU DURING THIS PAST PERIOD?
A. Everything from power to hurricanes to ATM machines. One compelling area was the utility sector. The effects of deregulation have taken hold here, particularly with power-generating utilities. In a year to a year and a half, commercial and residential customers in three or four states will have the ability to buy power from any source at a negotiated price. As a result, all sorts of intermediaries have cropped up, and many of the existing power companies are taking action to stay competitive. From an investing standpoint, that's an ideal situation. The fund's investment in Black Hills Power Corp. reflected this strategy. Another area involved the weather, as climatologists feel strongly that 1997 will be a very active year for hurricanes. I've been attracted to certain types of companies that can benefit from these storms, including insurance companies, which most likely will have to raise their rates on hurricane insurance, as well as companies specializing in reconstruction efforts. Lastly, the general outsourcing trend in the banking industry was appealing. Banks have taken proactive steps to deliver more efficient, lower-cost service to their customers. An example of an investment in this area was Diebold, a well-known ATM manufacturer.
Q. THE FUND'S TECHNOLOGY STOCK WEIGHTING FELL FROM AROUND 45% TO APPROXIMATELY 38% DURING THE PERIOD. WHAT WAS THE STORY THERE?
A. Technology stocks have had a bumpy ride. In early 1997, we saw a major correction as a slowdown in PC demand became evident. The stocks bounced back for a brief time, but suffered again when several key technology companies announced earnings shortfalls. While this correction had a negative impact on many of the fund's tech holdings, I tried to focus on areas that can have significant future benefits. This included emphasizing companies that will be involved in updating microchip compatibility as well as companies engaged in finding ways to increase bandwidth - the capacity for high volumes of communication to flow through fiber optic cable.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH
ONES HURT?
A. I continued to pursue the "year 2000" theme, in which the world's computers will need to be updated at the turn of the millennium. Companies such as Keane and Viasoft were examples of this play and each helped performance. Wolverine World Wide, a footwear company, and Corning, a leader in fiber optic cable, were also positive contributors. Hutchinson Technology was a major disappointment, as the company performed well in early 1997, then saw demand level off amid delays in new product manufacturing.
Q. WHAT'S YOUR OUTLOOK?
A. I think the market will continue to perform well. Of course, the Federal Reserve Board is pivotal in terms of setting fiscal policy and there's no telling what it might do. I'm going to continue doing what I do best: looking for stocks with attractive valuations and the capability to post earnings surprises. If the market continues to reward earnings surprises, as it always has, I think the fund will be just fine.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
appreciation by investing
mainly in equity securities of
companies that are likely to
benefit from social and
economic trends
FUND NUMBER: 300
TRADING SYMBOL: FMILX
START DATE: December 28,
1992
SIZE: as of May 31 1997,
more than $1.3 billion
MANAGER: Neal Miller, since
inception; joined Fidelity
in 1988
(checkmark)
NEAL MILLER ON "TREND"
INVESTING:
"When I'm looking for trends
that may offer attractive
opportunities, I look for
anomalies. My play on
hurricanes, for instance,
evolved as I was looking
through a publication and saw
a headline forecasting severe
hurricane activity for 1997.
That's something that won't be
the case each year. As a
result, I started thinking of
the different businesses that
can benefit from these
storms. One position held by
the fund - Butler
Manufacturing - played a
significant part in the rebuilding
efforts following 1992's
Hurricane Andrew. Stanley
Works, the popular toolmaker,
is a different trend example.
Despite good brand name
recognition, the company
went through a prolonged
period of weak earnings. New
management came on board,
however, and the company
seems to have recaptured
some market share. Keeping
abreast of potential trends is
time-consuming, but I enjoy it.
I subscribe to over 200
publications - everything
from teen-oriented magazines
to general interest
magazines. My interest in
monitoring social attitudes
has helped me identify many
trends in the past and should
continue to do so in the
future."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                             % OF FUND'S   % OF FUND'S
                             INVESTMENTS   INVESTMENTS
                                           IN THESE STOCKS
                                           6 MONTHS AGO

Global Marine, Inc.          3.1           2.1

Viasoft, Inc.                3.0           1.9

Wolverine World Wide, Inc.   2.7           2.1

Keane, Inc.                  2.3           0.7

Smith International, Inc.    2.3           1.8

ASM Lithography Holding NV   2.2           0.0

Lucent Technologies, Inc.    2.1           0.7

KLA Instruments Corp.        2.1           1.0

Quantum Corp.                1.7           0.8

Microsoft Corp.              1.4           1.2

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
             % OF FUND'S   % OF FUND'S
             INVESTMENTS   INVESTMENTS
                           IN THESE MARKET
                           SECTORS
                           6 MONTHS AGO

Technology   38.3          44.6

Energy       9.9           11.6

Services     6.5           3.6

Durables     5.9           4.9

Health       5.2           3.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 3.7
Row: 1, Col: 2, Value: 96.3
Stocks 94.6%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 4.8%
Stocks 96.3%
Short-term
investments 3.7%
FOREIGN
INVESTMENTS 7.3%
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 94.59999999999999
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 1.0%
Boeing Co.   48,900 $ 5,147
Fairchild Corp. Class A  392,300  6,424
Sundstrand Corp.   31,600  1,572
  13,143
SHIP BUILDING & REPAIR - 0.3%
Avondale Industries, Inc. (a)  10,300  196
Halter Marine Group, Inc. (a)  175,598  4,127
Newport News Shipbuilding, Inc.   12,800  212
  4,535
TOTAL AEROSPACE & DEFENSE   17,678
BASIC INDUSTRIES - 3.7%
CHEMICALS & PLASTICS - 0.4%
Air Products & Chemicals, Inc.   32,500  2,527
Avery Dennison Corp.   59,200  2,227
Lydall, Inc.   1,200  28
Oil Dri Corp. of America  2,900  45
Petrolite Corporation  19,700  1,184
  6,011
IRON & STEEL - 1.2%
Quanex Corp.   14,200  386
SPS Technologies, Inc. (a)  171,000  12,569
Tubos De Acero De Mexico ADR  151,300  2,648
  15,603
METALS & MINING - 0.7%
AFC Cable Systems, Inc. (a)  36,500  999
Phelps Dodge Corp.   83,700  6,999
Uranium Resources, Inc. (a)  160,800  925
  8,923
PACKAGING & CONTAINERS - 1.3%
Corning, Inc.   354,700  17,868
PAPER & FOREST PRODUCTS - 0.1%
Bowater, Inc.   14,900  736
Mail-Well, Inc. (a)  22,300  719
  1,455
TOTAL BASIC INDUSTRIES   49,860
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 2.2%
BUILDING MATERIALS - 0.4%
Coflexip sponsored ADR (a)  168,400 $ 4,789
Kaynar Technologies, Inc.   23,900  436
Ply-Gem Industries, Inc.   13,100  219
  5,444
CONSTRUCTION - 1.2%
Butler Manufacturing Co.   327,850  11,762
Lennar Corp.   48,800  1,281
McDermott (J. Ray) SA  24,200  659
Morrison Knudsen Corp. (a)  72,700  918
NCI Building Systems, Inc. (a)  71,500  2,082
  16,702
ENGINEERING - 0.3%
MYR Group, Inc.   100  1
MasTec, Inc. (a)  600  24
Stone & Webster, Inc.   84,100  3,607
  3,632
REAL ESTATE INVESTMENT TRUSTS - 0.3%
First Industrial Realty Trust, Inc.   145,100  4,281
TOTAL CONSTRUCTION & REAL ESTATE   30,059
DURABLES - 5.9%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Bandag, Inc.   11,600  576
Cummins Engine Co., Inc.   16,200  1,033
Miller Industries, Inc. (a)  124,850  2,044
Navistar International Corp.   14,700  244
Oshkosh Truck Corp. Class B  2,200  30
TBC Corp. (a)  37,000  282
World Fuel Services Corp.   61,200  1,232
  5,441
CONSUMER DURABLES - 0.7%
Dupont Photomasks, Inc. (a)  160,000  8,680
Oneida Ltd.   25,400  606
  9,286
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Matsushita Electric Industrial Co. Ltd.   55,000 $ 1,036
Sony Corp. ADR  25,600  2,182
Sunbeam-Oster, Inc.   52,100  1,759
  4,977
HOME FURNISHINGS - 1.2%
Miller (Herman), Inc.   441,000  15,766
O'Sullivan Industries Holdings, Inc. (a)  80,700  1,261
  17,027
TEXTILES & APPAREL - 3.2%
Fuqua Enterprises, Inc. (a)  5,500  106
Guilford Mills, Inc.   16,800  330
Hartmarx Corp.   39,000  385
Interface, Inc. Class A  10,200  237
Kellwood Co.   5,600  147
Liz Claiborne, Inc.   87,600  3,997
Oxford Industries, Inc.   13,300  321
Pacific Sunwear of California, Inc. (a)  16,800  617
Russell Corp.   49,500  1,516
Wolverine World Wide, Inc.   1,410,600  36,499
  44,155
TOTAL DURABLES   80,886
ENERGY - 9.9%
COAL - 0.2%
Zeigler Coal Holding Co.   118,200  2,748
ENERGY SERVICES - 9.7%
Atwood Oceanics, Inc. (a)  124,900  8,368
Diamond Offshore Drilling, Inc. (a)  114,876  8,171
ENSCO International, Inc. (a)  206,800  10,314
Global Marine, Inc. (a)  1,893,900  42,613
Layne Christensen Co. (a)  30,100  658
Marine Drilling Companies, Inc. (a)  759,700  15,289
Noble Drilling Corp. (a)  423,600  9,213
Reading & Bates Corp. (a)  225,800  5,730
Rowan Companies, Inc. (a)  64,600  1,494
Smith International, Inc. (a)  591,900  31,001
  132,851
TOTAL ENERGY   135,599
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 5.1%
BANKS - 2.8%
Cape Cod Bank & Trust Co.   4,600 $ 134
Crestar Financial Corp.   35,500  1,349
Cullen Frost Bankers, Inc.   67,000  2,638
First Tennessee National Corp.   102,700  4,634
Independent Bank Corp.   12,600  135
Marshall & Ilsley Corp.   42,600  1,699
NationsBank Corp.   18,900  1,113
Northern Trust Corp.   64,400  3,164
Pacific Century Financial Corp.   81,500  3,749
Riggs National Corp.   344,100  6,366
Silicon Valley Bancshares (a)  71,800  2,836
SouthTrust Corp.   11,800  459
Summit Bancorp  76,500  3,777
SunTrust Banks, Inc.   8,400  448
US Trust Corp.   21,900  1,029
Zions Bancorp  157,200  4,835
  38,365
CREDIT & OTHER FINANCE - 0.1%
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a) 44,300 1,567 FEDERAL SPONSORED CREDIT - 0.5%
Student Loan Marketing Association  50,900  6,191
INSURANCE - 1.2%
AFLAC, Inc.   45,400  2,315
Conseco, Inc.   91,800  3,672
Hartford Steam Boiler Inspection & Insurance Co.   132,800  6,773
Horace Mann Educators Corp.   25,000  1,207
Progressive Corp.   26,100  2,065
  16,032
SAVINGS & LOANS - 0.0%
Glendale Federal Bank FSB (a)  22,800  581
SECURITIES INDUSTRY - 0.5%
Donaldson Lufkin & Jenrette, Inc.   6,200  326
Franklin Resources, Inc.   69,300  4,487
Jefferies Group, Inc.   6,800  366
Provida SA sponsored ADR  14,500  298
Schwab (Charles) Corp.   19,600  796
  6,273
TOTAL FINANCE   69,009
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.2%
DRUGS & PHARMACEUTICALS - 2.1%
American Home Products Corp.   31,500 $ 2,402
Amgen, Inc.   30,500  2,040
Barr Laboratories, Inc.   10,100  270
Biogen, Inc. (a)  54,500  1,809
Bristol-Myers Squibb Co.   48,400  3,551
Hauser Chemical Research, Inc. (a)  308,500  1,851
Lilly (Eli) & Co.   18,600  1,730
Merck & Co., Inc.   141,800  12,744
Regeneron Pharmaceuticals, Inc. (a)  110,000  1,169
Schering-Plough Corp.   11,200  1,016
  28,582
MEDICAL EQUIPMENT & SUPPLIES - 2.3%
Arterial Vascular Engineering, Inc. (a)  51,400  1,072
Ballard Medical Products  95,100  1,831
Bindley Western Industries, Inc.   30,600  673
Cooper Companies, Inc. (a)  150,000  3,113
Dentsply International, Inc.   76,500  3,844
Depuy, Inc. (a)  58,400  1,416
Dionex Corp. (a)  66,200  3,509
Heartport, Inc.   14,800  355
Hillenbrand Industries, Inc.   33,500  1,579
Johnson & Johnson  55,600  3,329
McKesson Corp.   42,100  3,163
Owens and Minor, Inc.   62,700  792
Sofamor/Danek Group, Inc. (a)  80,200  3,689
Sybron International Corp. (a)  106,900  3,862
  32,227
MEDICAL FACILITIES MANAGEMENT - 0.8%
American Healthcorp, Inc. (a)  26,500  294
HEALTHSOUTH Rehabilitation Corp. (a)  77,158  1,765
Hooper Holmes, Inc.   1,700  37
Integrated Living Communities, Inc. (a)  500  6
Oxford Health Plans, Inc. (a)  27,900  1,967
PacifiCare Health Systems, Inc. Class B (a)  28,000  2,219
Renal Treatment Centers, Inc. (a)  24,700  710
Sunrise Assisted Living, Inc. (a)  31,700  999
Vencor, Inc. (a)  68,500  2,791
  10,788
TOTAL HEALTH   71,597
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.2%
Citic Pacific Ltd. Ord.   446,000 $ 2,550
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 1.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  176,300  4,011
Alcatel Alsthom Compagnie Generale d'Electricite SA  12,600  1,366
Cymer, Inc. (a)  158,000  8,374
MagneTek, Inc. (a)  11,200  196
Salient 3 Communications, Inc. Class A  35,400  460
Spectrain Corp. (a)   2,000  44
Westinghouse Electric Corp.   463,804  9,392
  23,843
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
Durco International, Inc.   33,300  941
Ionics, Inc. (a)  53,700  2,564
Lindsay Manufacturing Co.   166,150  5,981
Manitowoc Co., Inc.   228,600  10,230
PRI Automation, Inc. (a)  48,200  1,838
Stanley Works  73,300  3,005
Twin Disc, Inc.   28,900  694
  25,253
POLLUTION CONTROL - 0.2%
United Waste Systems, Inc. (a)  58,300  2,237
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   51,333
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.3%
American Radio Systems Corp. Class A  15,500  577
Clear Channel Communications, Inc. (a)  10,700  566
HSN, Inc.   20,200  619
Westwood One, Inc. (a)  86,600  2,360
  4,122
LEISURE DURABLES & TOYS - 0.2%
Ag-Chem Equipment, Inc. (a)  38,500  770
Brunswick Corp.   82,400  2,513
  3,283
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.9%
Dover Downs Entertainment, Inc.   20,400 $ 390
Grand Casinos, Inc. (a)  31,600  407
International Speedway Corp.:
Class A (a)  31,700  626
 Class B  135,300  2,571
Speedway Motorsports (a)  336,100  7,982
Tabcorp Holdings Ltd.   52,901  261
  12,237
PUBLISHING - 0.3%
New York Times Co. (The) Class A  18,700  861
Pearson PLC  105,600  1,247
Score Board, Inc. (a)  84  0
South China Morning Post Holdings  1,568,000  1,508
  3,616
RESTAURANTS - 0.2%
Cheesecake Factory, Inc. (a)  3,500  70
NPC International, Inc. (a)  49,400  587
Roadhouse Grill, Inc.   96,500  531
ShowBiz Pizza Time, Inc. (a)  36,900  830
  2,018
TOTAL MEDIA & LEISURE   25,276
NONDURABLES - 3.2%
AGRICULTURE - 1.4%
DEKALB Genetics Corp. Class B  96,600  6,871
Pioneer Hi-Bred International, Inc.   171,700  11,976
  18,847
BEVERAGES - 0.1%
Coca-Cola Bottling Co. Consolidated  8,700  392
Panamerican Beverages, Inc. Class A  27,800  806
Zaklady Piwowarskie W Zywcu SA  2,648  148
  1,346
FOODS - 1.0%
Flowers Industries, Inc.   107,650  1,897
Hudson Foods, Inc. Class A  117,000  1,857
Pilgrims Pride Corp.   89,100  1,114
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Sanderson Farms, Inc.   149,600 $ 2,207
Savanna Foods & Industries, Inc.   9,300  145
Tootsie Roll Industries, Inc.   97,175  4,689
Tyson Foods, Inc.   86,250  1,768
  13,677
HOUSEHOLD PRODUCTS - 0.2%
Scholl PLC  461,300  2,248
TOBACCO - 0.5%
Dimon, Inc.   240,700  5,566
Mafco Consolidated Group, Inc.   15,000  497
Souza Cruz Industria Comerico  50,000  465
Universal Corp.   19,900  724
  7,252
TOTAL NONDURABLES   43,370
RETAIL & WHOLESALE - 3.5%
APPAREL STORES - 0.0%
Brown Group, Inc.   12,400  223
DRUG STORES - 0.7%
Arbor Drugs, Inc.   50,200  985
CVS Corp.   10,345  495
Genovese Drug Stores, Inc. Class A  76,790  1,229
Rite Aid Corp.   84,000  3,906
Walgreen Co.   65,200  3,048
  9,663
GENERAL MERCHANDISE STORES - 1.4%
Carrefour Supermarche SA  1,600  1,052
Coles Myer Ltd.   75,700  352
Costco Companies, Inc. (a)  85,300  2,879
MacFrugals Bargains Closeouts, Inc. (a)  111,000  3,302
99 Cents Only Stores (a)  6,500  164
Wal-Mart Stores, Inc.   353,000  10,502
  18,251
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
Ahold NV  10,000 $ 760
Koninklijke Ahold NV sponsored ADR  12,800  974
Whole Foods Market, Inc. (a)  87,500  2,745
  4,479
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Barnes & Noble, Inc. (a)  35,700  1,486
Hancock Fabrics, Inc.   56,300  690
New West Eyeworks, Inc. (a)  44,900  275
Pier 1 Imports, Inc.   34,700  776
Tiffany & Co., Inc.   164,100  7,610
Williams-Sonoma, Inc. (a)  112,600  4,152
  14,989
TOTAL RETAIL & WHOLESALE   47,605
SERVICES - 6.5%
ADVERTISING - 0.7%
CMG Information Services, Inc. (a)  316,400  5,459
Lycos, Inc. (a)  91,600  1,328
WPP Group PLC  671,800  2,639
  9,426
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A  9,300  329
LEASING & RENTAL - 0.1%
Republic Industries, Inc. (a)  44,800  1,078
PRINTING - 2.7%
ASM Lithography Holding NV (a)  578,000  30,201
Donnelley (R.R.) & Sons Co.   112,200  4,164
Standard Register Co.   5,100  178
Wallace Computer Services, Inc.   84,700  2,372
  36,915
SERVICES - 3.0%
ABR Information Services, Inc. (a)  172,300  5,535
AccuStaff, Inc. (a)  213,300  5,119
ASE Test Ltd.   47,800  2,037
Assisted Living Concepts, Inc. (a)  1,000  25
Caribiner International, Inc. (a)  9,300  602
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
Coinmach Laundry Corp.   4,500 $ 92
Computer Horizons Corp. (a)  108,000  6,021
Gartner Group, Inc. Class A  (a)  241,700  7,040
Learning Tree International, Inc. (a)   12,000  468
Regent Assisted Living, Inc. (a)  3,000  14
ServiceMaster LP  154,200  5,050
Snyder Communications, Inc. (a)  14,800  407
Sotheby's Holdings, Inc. Class A  533,000  8,262
Zebra Technologies Corp. Class A (a)  14,900  458
  41,130
TOTAL SERVICES   88,878
TECHNOLOGY - 38.3%
COMMUNICATIONS EQUIPMENT - 3.2%
ADC Telecommunications, Inc. (a)  106,700  3,654
Andrew Corp.   284,100  7,742
Aspect Telecommunications Corp. (a)  88,600  1,994
Lucent Technologies, Inc.   455,900  29,007
Pairgain Technologies, Inc. (a)  47,400  989
  43,386
COMPUTER SERVICES & SOFTWARE - 15.1%
Acceler8 Technology Corp. (a)  133,600  2,371
Acxiom Corp. (a)  209,500  3,562
BMC Software, Inc. (a)  115,100  6,230
Barra, Inc. (a)  72,900  2,151
Baan Co. NV (a)  114,200  6,881
CACI International, Inc. Class A (a)  188,800  3,469
Cadence Design Systems, Inc. (a)  112,000  3,724
Cambridge Technology Partners Mass., Inc. (a)  103,700  3,163
Cerner Corp. (a)  29,800  581
Ciber, Inc. (a)  48,500  2,007
Citrix Systems, Inc. (a)  63,900  2,404
Computer Learning Centers, Inc. (a)  9,750  284
Computer Task Group, Inc.   217,400  13,289
Compuware Corp. (a)  289,900  13,444
Data Dimensions, Inc. (a)  83,600  2,534
Data Transmission Network Corp. (a)  102,900  2,791
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Desktop Data, Inc. (a)  274,400 $ 2,195
Fair, Isaac & Co., Inc.   50,800  2,007
First Data Corp.   18,600  744
Gerber Scientific, Inc.   24,500  462
HBO & Co.   18,600  1,193
Henry (Jack) & Associates, Inc.   153,949  3,445
Information Resources, Inc. (a)  98,300  1,475
Intersolv, Inc. (a)  53,700  530
Keane, Inc. (a)  554,900  31,282
MARC, Inc.   30,850  578
Manugistics Group, Inc.   2,800  182
McAfee Associates, Inc. (a)  42,400  2,790
Metro Information Services, Inc.   15,500  285
Microsoft Corp. (a)  152,900  18,960
Open Market, Inc. (a)  19,500  190
Pegasystems, Inc. (a)  9,300  264
PeopleSoft, Inc. (a)  243,300  12,591
TSR, Inc. (a)  37,300  942
Transaction Systems Architects (a)  95,000  3,990
Tripos, Inc. (a)  97,700  1,563
Unicomp, Inc.   18,500  162
Vantive Corp. (a)  196,997  5,294
Viasoft, Inc. (a)  775,900  41,122
Whittman-Hart, Inc. (a)  29,500  767
Yahoo, Inc. (a)  141,100  4,550
  206,448
COMPUTERS & OFFICE EQUIPMENT - 6.7%
Applied Magnetics Corp. (a)  48,900  1,216
Comdisco, Inc.   60,000  2,213
Compaq Computer Corp. (a)  75,300  8,151
Diebold, Inc.   462,412  17,340
EMC Corp. (a)  247,900  9,885
Emulex Corp.   3,000  60
Fore Systems, Inc. (a)  217,400  3,601
General Binding Corp.   57,300  1,690
Hutchinson Technology, Inc. (a)  660,300  18,158
Quantum Corp. (a)  593,700  23,080
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Silicon Graphics, Inc. (a)  148,500 $ 2,803
Symbol Technologies, Inc.   51,950  1,630
Western Digital Corp. (a)  25,100  1,359
  91,186
ELECTRONIC INSTRUMENTS - 4.1%
Anadigics, Inc. (a)  123,800  4,101
Applied Materials, Inc. (a)  162,600  10,610
KLA Instruments Corp. (a)  607,200  28,880
Kulicke & Soffa Industries, Inc. (a)  163,700  5,525
Novellus Systems, Inc. (a)  70,200  5,748
Optical Coating Laboratory, Inc.   7,100  75
Spectra Physics AB Series A  48,700  836
  55,775
ELECTRONICS - 9.1%
Advanced Micro Devices, Inc. (a)  79,300  3,172
Altera Corp. (a)  342,800  18,168
Etec Systems, Inc. (a)  175,600  7,814
Hitachi Ltd.   97,000  1,034
Intel Corp.   87,800  13,302
Linear Technology Corp.   224,700  11,263
Maxim Integrated Products, Inc. (a)  311,000  16,716
Micron Technology, Inc.   324,200  13,779
Motorola, Inc.   30,100  1,998
National Semiconductor Corp. (a)  62,700  1,763
Speedfam International, Inc. (a)  86,000  3,134
Supertex, Inc. (a)  192,400  2,838
Triquint Semiconductor, Inc. (a)  161,100  6,383
Vitesse Semiconductor Corp. (a)  225,250  8,081
Xilinx, Inc. (a)  271,800  14,575
Zilog, Inc. (a)  26,000  579
  124,599
PHOTOGRAPHIC EQUIPMENT - 0.1%
Leica Camera AG (a)  49,100  1,324
Panavision, Inc. (a)  21,300  357
  1,681
TOTAL TECHNOLOGY   523,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 1.2%
Alaska Air Group, Inc. (a)  82,800 $ 2,060
China Eastern Airlines sponsored ADR  14,900  441
Southwest Airlines Co.   57,400  1,478
US Airways Group, Inc.   347,500  12,075
  16,054
RAILROADS - 0.2%
Trinity Industries, Inc.   88,500  2,655
TRUCKING & FREIGHT - 0.1%
Consolidated Freightways Corp.   18,500  229
Expeditors International of Washington, Inc.   59,000  1,704
Pittston Co. (Burlington Group)  9,300  239
  2,172
TOTAL TRANSPORTATION   20,881
UTILITIES - 3.7%
ELECTRIC UTILITY - 2.2%
AES Corp. (a)  150,252  10,781
American Electric Power Co., Inc.   48,600  1,980
Black Hills Corp.   78,900  2,268
CILCORP, Inc.   61,400  2,379
Destec Energy, Inc. (a)  20,900  444
Eastern Utilities Associates  256,500  4,521
IES Industries, Inc.   14,800  431
Montana Power Co.   104,800  2,384
Niagara Mohawk Power Corp. (a)  465,100  4,070
Tucson Electric Power Co.   50,100  739
  29,997
TELEPHONE SERVICES - 1.5%
Midcom Communications, Inc. (a)  48,000  354
Nippon Telegraph & Telephone sponsored ADR  27,800  1,303
Portugal Telecom SA  80,000  3,072
Telecom Argentina Class B sponsored ADR  18,900  1,009
Telebras sponsored ADR  74,200  10,193
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Telefonica de Espana SA sponsored ADR  49,800 $ 4,351
U.S. Long Distance Corp.   33,400  518
  20,800
TOTAL UTILITIES   50,797
TOTAL COMMON STOCKS
(Cost $1,015,897)   1,308,453
NONCONVERTIBLE PREFERRED STOCKS - 0.4%
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Telecom Italia Mobile Spa de Risp
(Cost $4,615)  3,200,000  5,620
CASH EQUIVALENTS - 3.7%
Taxable Central Cash Fund (b)
(Cost $50,369)  50,368,880  50,369
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,070,881)  $ 1,364,442
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,071,004,000. Net unrealized appreciation aggregated $293,438,000, of which $313,531,000 related to appreciated investment securities and $20,093,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,070,881) -                                $ 1,364,442
See accompanying schedule

Cash                                                                                   252

Receivable for investments sold                                                        27,692

Receivable for fund shares sold                                                        3,373

Dividends receivable                                                                   946

Interest receivable                                                                    293

Other receivables                                                                      19

 TOTAL ASSETS                                                                          1,397,017

LIABILITIES

Payable for investments purchased                                          $ 21,355

Payable for fund shares redeemed                                            2,766

Accrued management fee                                                      833

Other payables and accrued expenses                                         242

 TOTAL LIABILITIES                                                                     25,196

NET ASSETS                                                                            $ 1,371,821

Net Assets consist of:

Paid in capital                                                                       $ 993,013

Accumulated net investment (loss)                                                      (341)

Accumulated undistributed net realized gain (loss) on                                  85,592
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          293,557
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 61,225 shares outstanding                                             $ 1,371,821

NET ASSET VALUE and redemption price per share                                         $22.41
($1,371,821 (divided by) 61,225 shares)

Maximum offering price per share (100/97.00 of $22.41)                                 $23.10


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                           $ 3,613
Dividends

Interest                                                                     2,131

 TOTAL INCOME                                                                5,744

EXPENSES

Management fee                                                    $ 4,191
Basic fee

 Performance adjustment                                            550

Transfer agent fees                                                1,313

Accounting fees and expenses                                       270

Non-interested trustees' compensation                              4

Custodian fees and expenses                                        37

Registration fees                                                  38

Audit                                                              7

Legal                                                              4

Miscellaneous                                                      2

 Total expenses before reductions                                  6,416

 Expense reductions                                                (331)     6,085

NET INVESTMENT INCOME (LOSS)                                                 (341)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             87,250

 Foreign currency transactions                                     (1)       87,249

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             43,892

 Assets and liabilities in foreign currencies                      (3)       43,889

NET GAIN (LOSS)                                                              131,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 130,797
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS     YEAR ENDED
                                                         ENDED          NOVEMBER 30,
                                                         MAY 31, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (341)        $ (1,637)
Net investment income (loss)

 Net realized gain (loss)                                 87,249         50,136

 Change in net unrealized appreciation (depreciation)     43,889         149,757

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          130,797        198,256
FROM OPERATIONS

Distributions to shareholders from net realized gains     (33,238)       (45,174)

Share transactions                                        338,291        1,631,213
Net proceeds from sales of shares

 Reinvestment of distributions                            32,548         44,305

 Cost of shares redeemed                                  (363,121)      (1,105,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          7,718          569,809
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 105,277        722,891

NET ASSETS

 Beginning of period                                      1,266,544      543,653

 End of period (including accumulated net investment     $ 1,371,821    $ 1,266,544
loss
 of $341 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                                                     16,223         89,123

 Issued in reinvestment of distributions                  1,637          2,688

 Redeemed                                                 (17,555)       (60,913)

 Net increase (decrease)                                  305            30,898


FINANCIAL HIGHLIGHTS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 G   1993 F


SELECTED PER-SHARE DATA

Net asset value, beginning     $ 20.79    $ 18.11    $ 12.30      $ 11.97    $ 10.00
of period

Income from Investment
Operations

 Net investment income          (.01) D    (.03) D    (.02) D,     (.01) D    (.01)
(loss)                                               E

 Net realized and               2.18       4.15       6.12         .64        1.98
 unrealized gain (loss)

 Total from investment          2.17       4.12       6.10         .63        1.97
 operations



Less Distributions

 From net realized gain         (.55)      (1.44)     (.29)        (.30)      -

Net asset value,               $ 22.41    $ 20.79    $ 18.11      $ 12.30    $ 11.97
end of period

TOTAL RETURN B, C               10.78%     24.88%     50.92%       5.33%      19.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,372    $ 1,267    $ 544        $ 312      $ 254
(in millions)

Ratio of expenses to            1.01% A    1.07%      1.20%        1.32%      1.34% A
average net assets

Ratio of expenses to            .95% A,    1.03%      1.18%        1.29%      1.32% A,
average net assets after        H         H          H            H           H
expense reductions

Ratio of net investment         (.05)%     (.17)%     (.15)%       (.05)%     (.10)%
income (loss) to average       A                                             A
net assets

Portfolio turnover rate         161% A     158%       176%         199%       204% A

Average commission rate I      $ .0403    $ .0368


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FOR THE PERIOD DECEMBER 28, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1993.
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $963,109,000 and $980,001,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $773,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $77,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $320,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $6,000, respectively, under these arrangements.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Neal Miller, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GROWTH COMPANY
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   25    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  29    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997      PAST 6   PAST 1   PAST 5    PAST 10
                                MONTHS   YEAR     YEARS     YEARS

Fidelity Growth Company         4.95%    13.22%   128.91%   361.19%

S&P 500(registered trademark)   13.15%   29.42%   132.50%   294.84%

Growth Funds Average            8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997    PAST 1   PAST 5   PAST 10
                              YEAR     YEARS    YEARS

Fidelity Growth Company       13.22%   18.01%   16.52%

S&P 500                       29.42%   18.38%   14.70%

Growth Funds Average          17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10165.04                    10505.00
  1987/07/31      10635.70                    11037.60
  1987/08/31      11326.41                    11449.31
  1987/09/30      11069.68                    11198.57
  1987/10/31       8123.47                     8786.40
  1987/11/30       7273.84                     8062.40
  1987/12/31       8418.79                     8675.94
  1988/01/31       8451.12                     9041.20
  1988/02/29       8968.40                     9462.52
  1988/03/31       9071.86                     9170.13
  1988/04/30       8968.40                     9271.92
  1988/05/31       8923.14                     9352.58
  1988/06/30       9679.67                     9781.87
  1988/07/31       9479.22                     9744.70
  1988/08/31       9091.26                     9413.38
  1988/09/30       9602.07                     9814.39
  1988/10/31       9498.62                    10087.23
  1988/11/30       9369.30                     9942.98
  1988/12/31       9771.15                    10116.98
  1989/01/31      10455.13                    10857.54
  1989/02/28      10436.67                    10587.19
  1989/03/31      10794.95                    10833.87
  1989/04/30      11531.43                    11396.15
  1989/05/31      12433.77                    11857.70
  1989/06/30      11982.60                    11790.11
  1989/07/31      12785.42                    12854.75
  1989/08/31      13309.57                    13106.71
  1989/09/30      13687.76                    13052.97
  1989/10/31      13548.43                    12750.14
  1989/11/30      13608.14                    13010.24
  1989/12/31      13839.99                    13322.49
  1990/01/31      12786.63                    12428.55
  1990/02/28      13349.88                    12588.88
  1990/03/31      14066.75                    12922.48
  1990/04/30      13861.93                    12599.42
  1990/05/31      15317.62                    13827.86
  1990/06/30      15493.18                    13733.84
  1990/07/31      15010.39                    13689.89
  1990/08/31      13452.29                    12452.32
  1990/09/30      12259.95                    11845.89
  1990/10/31      12318.47                    11794.96
  1990/11/30      13635.17                    12556.91
  1990/12/31      14337.41                    12907.25
  1991/01/31      15954.02                    13470.00
  1991/02/28      16985.44                    14433.11
  1991/03/31      17907.13                    14782.39
  1991/04/30      17746.20                    14817.87
  1991/05/31      18689.84                    15458.00
  1991/06/30      17431.65                    14750.02
  1991/07/31      18814.19                    15437.37
  1991/08/31      19626.16                    15803.24
  1991/09/30      19509.12                    15539.33
  1991/10/31      19465.23                    15747.55
  1991/11/30      18741.04                    15112.93
  1991/12/31      21266.71                    16841.85
  1992/01/31      21506.02                    16528.59
  1992/02/29      21688.75                    16743.46
  1992/03/31      20568.56                    16416.96
  1992/04/30      20171.33                    16899.62
  1992/05/31      20147.50                    16982.43
  1992/06/30      19432.48                    16729.39
  1992/07/31      20123.66                    17413.62
  1992/08/31      19575.49                    17056.64
  1992/09/30      19885.33                    17257.91
  1992/10/31      20957.85                    17318.31
  1992/11/30      22348.15                    17908.87
  1992/12/31      22955.90                    18129.15
  1993/01/31      23513.42                    18281.43
  1993/02/28      22856.35                    18530.06
  1993/03/31      23671.46                    18921.04
  1993/04/30      23413.61                    18463.15
  1993/05/31      24727.77                    18957.97
  1993/06/30      24819.26                    19012.95
  1993/07/31      24420.03                    18936.89
  1993/08/31      25418.12                    19654.60
  1993/09/30      26133.42                    19503.26
  1993/10/31      26491.07                    19906.98
  1993/11/30      25709.23                    19717.86
  1993/12/31      26672.36                    19956.45
  1994/01/31      27537.55                    20634.97
  1994/02/28      27095.33                    20075.76
  1994/03/31      25833.15                    19200.46
  1994/04/30      26137.18                    19446.22
  1994/05/31      25989.77                    19765.14
  1994/06/30      24792.09                    19280.90
  1994/07/31      25363.29                    19913.31
  1994/08/31      26653.11                    20729.75
  1994/09/30      26118.75                    20221.88
  1994/10/31      26966.35                    20676.87
  1994/11/30      26026.62                    19923.82
  1994/12/31      26079.04                    20219.29
  1995/01/31      25792.04                    20743.57
  1995/02/28      26863.52                    21551.95
  1995/03/31      27915.87                    22187.95
  1995/04/30      29121.28                    22841.38
  1995/05/31      30154.49                    23754.35
  1995/06/30      32393.12                    24306.17
  1995/07/31      34803.95                    25112.16
  1995/08/31      35234.45                    25175.19
  1995/09/30      36229.40                    26237.58
  1995/10/31      36028.50                    26143.91
  1995/11/30      36755.57                    27291.63
  1995/12/31      36409.73                    27817.27
  1996/01/31      37291.39                    28764.17
  1996/02/29      38159.34                    29030.81
  1996/03/31      38452.02                    29310.38
  1996/04/30      39642.92                    29742.41
  1996/05/31      40732.90                    30509.47
  1996/06/30      40177.82                    30625.71
  1996/07/31      37715.27                    29272.67
  1996/08/31      38603.40                    29890.03
  1996/09/30      41237.52                    31572.24
  1996/10/31      41419.18                    32443.00
  1996/11/30      43942.28                    34895.37
  1996/12/31      42528.89                    34204.09
  1997/01/31      45023.88                    36341.16
  1997/02/28      44086.76                    36626.08
  1997/03/31      41370.16                    35121.11
  1997/04/30      42917.99                    37217.84
  1997/05/30      46118.94                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $46,119 - a 361.19% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. Not as well as I would have liked. For the six months that ended May 31, 1997, the fund returned 4.95%. This trailed the Standard & Poor's 500 Index, which returned 13.15% over the same period. The growth funds average, as tracked by Lipper Analytical Services, had a six-month return of 8.36%. For a 12-month perspective, the fund had a return of 13.22% as of May 31, 1997. The S&P 500 and Lipper peer group, meanwhile, had 12-month returns of 29.42% and 17.72%, respectively.
Q. WHY DID THE FUND LAG BOTH THE S&P 500 AND ITS PEER GROUP?
A. Three factors played key roles. First, the overall "narrowness" of the market hurt many growth-oriented stock funds, including Growth Company. Much of the market's gain throughout the period was attributable to a select group of household-name, large-cap stocks. These stocks included Coca-Cola, General Electric and Intel, to name a few. While the fund owned some of these types of stocks, it also owned a number of other stocks that couldn't keep pace with this large-cap move. Secondly, poor individual stock selection figured into the equation. Specifically, significant investments in the consumer and office areas didn't pan out as well as originally hoped.
Q. AND THE THIRD FACTOR?
A. I'd also point to the technology correction we saw in early 1997, particularly with networking-related stocks, and its resulting effect on some of the fund's considerable technology positions. The sector suffered mainly from a pause in demand, as several key technology companies came out with disappointing earnings reports. In anticipation of this weakness, I tried to focus on those companies with the strongest product offerings as well as those with the capabilities to manage through the demand slowdown. The fund's positions in networking companies Cisco Systems, Ascend Communications and 3Com were negatively affected by the correction.
Q. WHAT SIGNIFICANT CHANGES HAVE YOU MADE TO THE PORTFOLIO SINCE TAKING OVER IN JANUARY?
A. In seeking growth in the past, Growth Company generally has looked primarily to the technology, health care and retail sectors. During the period, though, I spent a good deal of time trying to broaden the fund's exposure to sectors other than these core growth areas. For example, the fund's technology weighting dropped from about 27% to around 20% during the period. I continued to look for opportunities in these traditional growth sectors, but also found attractive growth alternatives in other corners of the market, including the specialty chemicals and environmental waste areas.
Q. WHERE DOES A STOCK'S PARTICULAR SECTOR FIT INTO YOUR INVESTING CRITERIA? WHICH SECTORS PERFORMED WELL? POORLY?
A. Sector consideration is important, but not my primary concern. My chief consideration when considering a purchase or sale is the fundamental, bottom-up analysis of that stock. Determinants such as the stock's price-to-earnings ratio and its growth potential are pivotal to my decision. That being said, health care stocks - driven largely by the strong performance of a few big-name pharmaceutical stocks - did well. As a result, the fund's positions in Merck, Bristol-Myers Squibb and Pfizer contributed positively. The retail sector turned in a lukewarm performance. The fund was particularly affected by the poor performance of several retail stocks, including PETsMART and Ikon Office Solutions.
Q. ASIDE FROM THE STOCKS WE'VE MENTIONED, WHICH POSITIONS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH WERE DISAPPOINTING?
A. Other health care segments performed well, most notably HMOs, and the fund's positions in United HealthCare and Oxford Health Plans added to performance. Insurance stock Aetna, which merged with U.S. Healthcare during the period, also contributed positively. Additionally, Monsanto - a speciality chemical holding - performed well as did Minnesota Mining & Manufacturing (3M) and USA Waste Services. In terms of disappointments, stocks such as CUC International and HFS, Inc., as well as paper distributor Unisource Worldwide registered negative results.
Q. WHAT'S YOUR OUTLOOK?
A. There's no telling whether the narrowness of the market will continue. If the market continues to climb and investors - possibly anticipating a slight downturn - remain attracted to the larger, more stable stocks, growth funds could continue to be challenged. We began to see a degree of market broadening toward the end of the period, and for that to continue, positive earnings need to come from a variety of sectors. While this unpredictable scenario plays out, I'll continue my practice of looking for attractive growth opportunities with sound fundamentals.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above-average
growth potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: as of May 31, 1997,
more than $10.0 billion
MANAGER: Steven Wymer,
since January 1997;
manager, Fidelity Dividend
Growth Fund, 1995-January
1997; assistant manager,
Fidelity OTC Portfolio,
January 1995-May 1995;
manager, Fidelity Select
Chemicals Portfolio,
1993-94; assistant,
Fidelity Magellan Fund,
1992-94; manager Fidelity
Select Automotive Portfolio,
1990-93; joined Fidelity in
1989
(checkmark)
STEVE WYMER ON THE
RESUSCITATION OF HMO STOCKS:
"As I mentioned earlier, the
fund benefited from several
Health Maintenance
Organization (HMO) stocks,
which performed much better
after a period of weakness in
the first six months of 1996.
Going into 1996, the health
care industry believed health
care cost trends to be both low
and under control. Based on
this, the industry built in only
modest price increases in
terms of new services and
renewals. When actual cost
increases became higher -
due largely to the higher use
of prescription drugs -
HMOs experienced a profit
shortfall and the stocks
subsequently followed.
"Since this price/cost squeeze,
the HMO sector has done
quite well for a number of
reasons. The industry has
undergone a fair amount of
consolidation, with Aetna's
merger with U.S. Healthcare a
prime example. We also saw
several smaller-scale
mergers. In addition, Blue
Cross plans across the
country have been less
expensive in pricing as the
company has made moves
toward going public. As we
entered 1997, HMOs had a
better handle on their
respective cost trends and
many that were not producing
adequate returns were able to
increase prices ahead of
costs. Finally, the larger, more
consistently performing
HMOs have continued to
grow membership at
attractive levels."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    2.0            2.4

Philip Morris Companies, Inc.           1.8            0.9

Intel Corp.                             1.7            2.7

Federal National Mortgage Association   1.7            1.7

IKON Office Solutions, Inc.             1.6            0.0

Microsoft Corp.                         1.5            1.4

Bristol-Myers Squibb Co.                1.4            0.8

Merck & Co., Inc.                       1.4            1.1

Cisco Systems, Inc.                     1.4            2.4

American Express Co.                    1.2            1.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           19.6           26.8

Health               11.3           10.6

Finance              10.5           9.3

Retail & Wholesale   8.9            9.9

Nondurables          7.4            3.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 5.5
Row: 1, Col: 2, Value: 44.5
Row: 1, Col: 3, Value: 50.0
Stocks 91.0%
Short-term
investments 9.0%
FOREIGN
INVESTMENTS 3.6%
Stocks 94.5%
Short-term
investments 5.5%
FOREIGN
INVESTMENTS 5.5%
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 41.0
Row: 1, Col: 3, Value: 50.0
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.5%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.   300,000 $ 23,025
Boeing Co.   719,460  75,723
Doncasters PLC sponsored ADR  25,100  558
Lockheed Martin Corp.   270,100  25,288
McDonnell Douglas Corp.   900,000  57,938
United Technologies Corp.   480,200  38,596
  221,128
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   592,500  28,292
TOTAL AEROSPACE & DEFENSE   249,420
BASIC INDUSTRIES - 7.2%
CHEMICALS & PLASTICS - 3.8%
Air Products & Chemicals, Inc.   234,900  18,263
Airgas, Inc. (a)   469,000  7,973
du Pont (E.I.) de Nemours & Co.   225,000  24,497
ICI (Imperial Chemical Industries) PLC ADR Class L   375,000  20,438
Lubrizol Corp.   100,000  3,563
Minerals Technologies, Inc.   459,900  18,166
Monsanto Co.   1,400,000  61,600
Nalco Chemical Co.   1,522,300  56,515
Praxair, Inc.   250,000  13,156
Union Carbide Corp.   1,488,900  69,606
Witco Corp.   1,321,900  48,910
W.R. Grace & Co.  682,700  35,671
  378,358
IRON & STEEL - 0.2%
Nucor Corp.   295,700  17,446
METALS & MINING - 0.2%
Aluminum Co. of America  171,100  12,597
Freeport McMoRan Copper & Gold, Inc. Class A  50,000  1,388
Inco Ltd.   315,900  10,405
  24,390
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 1.5%
Corning, Inc.   1,851,500 $ 93,269
Crown Cork & Seal Co., Inc.   234,600  13,665
Tupperware Corp.   1,110,500  40,256
  147,190
PAPER & FOREST PRODUCTS - 1.5%
Bowater, Inc.   450,000  22,219
Chesapeake Corp.   150,000  5,025
International Paper Co.   100,000  4,800
Kimberly-Clark Corp.   453,000  22,707
Unisource Worldwide, Inc. (c)   5,495,750  95,489
  150,240
TOTAL BASIC INDUSTRIES   717,624
CONSTRUCTION & REAL ESTATE - 0.8%
ENGINEERING - 0.2%
Fluor Corp.   300,000  15,863
REAL ESTATE - 0.5%
Catellus Development Corp. (a)   1,982,500  33,455
Trizec Hahn Corp. (sub-vtg.)  550,000  11,911
  45,366
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Carr Realty Corp.   525,000  14,896
TOTAL CONSTRUCTION & REAL ESTATE   76,125
DURABLES - 1.9%
AUTOS, TIRES, & ACCESSORIES - 0.7%
AutoZone, Inc. (a)   1,775,000  41,491
Bandag, Inc.   175,500  8,709
Circuit City Stores, Inc. - CarMax Group  686,100  9,948
Danaher Corp.   113,300  5,495
Federal-Mogul Corp.   347,700  10,127
  75,770
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 1.0%
Minnesota Mining & Manufacturing Co.   400,000 $ 36,700
Samsonite Corp. (a)(c)  1,345,800  60,393
  97,093
TEXTILES & APPAREL - 0.2%
Liz Claiborne, Inc.   48,500  2,213
NIKE, Inc. Class B  196,000  11,172
Reebok International Ltd.   127,800  5,239
  18,624
TOTAL DURABLES   191,487
ENERGY - 4.5%
ENERGY SERVICES - 0.6%
Baker Hughes, Inc.   186,900  7,009
Dresser Industries, Inc.   334,000  11,440
Halliburton Co.   52,200  4,039
McDermott International, Inc.   408,400  11,333
Schlumberger Ltd.   163,600  19,489
Western Atlas, Inc. (a)  177,900  12,052
  65,362
OIL & GAS - 3.9%
Amerada Hess Corp.   510,200  27,296
Amoco Corp.   195,300  17,455
Anadarko Petroleum Corp.   169,800  10,697
Apache Corp.   264,900  9,073
Atlantic Richfield Co.   150,300  21,869
British Petroleum PLC ADR  341,149  49,424
Enserch Exploration, Inc. (a)   275,000  2,991
Enron Oil & Gas Co.   625,000  13,359
Louisiana Land & Exploration Co.   165,000  8,498
Nationale Elf Aquitaine  104,300  10,440
Parker & Parsley Petroleum Co.   210,500  7,157
Royal Dutch Petroleum Co. ADR  445,700  87,023
Sun Co., Inc.   608,000  18,164
Texaco, Inc.   92,400  10,083
Total SA sponsored ADR  279,900  12,770
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
USX-Marathon Group   1,050,000 $ 31,238
Union Pacific Resources Group, Inc.   810,600  23,406
Unocal Corp.   631,459  26,915
  387,858
TOTAL ENERGY   453,220
FINANCE - 10.5%
BANKS - 3.2%
Bank of New York Co., Inc.   947,800  40,400
BankAmerica Corp.   690,000  80,644
Citicorp  465,000  53,184
First Bank System, Inc.   266,800  21,878
NationsBank Corp.   442,980  26,080
Norwest Corp.   373,900  20,004
State Street Corp.   260,000  11,603
Synovus Financial Corp.   90,000  2,318
Wells Fargo & Co.   240,000  63,239
  319,350
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   1,732,516  120,410
Beneficial Corp.   207,500  13,332
Green Tree Financial Corp.   450,000  15,750
Household International, Inc.   211,418  20,772
  170,264
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  2,525,400  83,338
Federal National Mortgage Association  3,824,300  166,835
  250,173
INSURANCE - 2.9%
AFLAC, Inc.   200,000  10,200
Aetna, Inc.   900,000  90,900
Allmerica Property & Casualty Companies  290,500  9,260
Allmerica Financial Corp.   641,300  23,327
Allstate Corp.   300,045  22,091
American International Group, Inc.   150,000  20,306
Conseco, Inc.   292,500  11,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Hartford Financial Services Group, Inc.   100,000 $ 7,800
Hartford Life, Inc. Class A  33,000  1,106
MBIA, Inc.   138,200  14,839
Marsh & McLennan Companies, Inc.   81,000  10,672
Nationwide Financial Services, Inc. Class A  376,000  10,575
Provident Companies, Inc.   396,100  21,290
SunAmerica, Inc.   81,000  3,827
Travelers Group, Inc. (The)  200,066  10,979
UNUM Corp.   214,200  16,948
  285,820
SAVINGS & LOANS - 0.0%
TCF Financial Corp.   100,000  4,250
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   505,500  20,536
TOTAL FINANCE   1,050,393
HEALTH - 11.3%
DRUGS & PHARMACEUTICALS - 6.6%
American Home Products Corp.   450,000  34,313
Amgen, Inc.   287,040  19,196
Biogen, Inc. (a)   514,100  17,062
Bristol-Myers Squibb Co.   1,919,600  140,851
Centocor, Inc. (a)   715,000  25,204
Elan Corp. PLC ADR (a)  375,000  15,281
Genentech, Inc. special (a)  125,000  7,328
Glaxo PLC sponsored ADR  100,000  4,025
Lilly (Eli) & Co.   400,000  37,200
Merck & Co., Inc.   1,522,400  136,826
Pfizer, Inc.   997,500  102,618
Scherer R.P. Corp. (a)  313,600  16,464
Schering-Plough Corp.   619,500  56,219
SmithKline Beecham PLC ADR  345,600  30,239
Warner-Lambert Co.   159,400  16,059
  658,885
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.5%
Allegiance Corp.   700,000 $ 18,988
Boston Scientific Corp. (a)   485,200  25,898
Cardinal Health, Inc.   334,200  19,467
Johnson & Johnson  1,794,300  107,434
McKesson Corp.   116,400  8,745
Medtronic, Inc.   624,100  46,183
Omnicare, Inc.   275,000  7,872
Perrigo Co. (a)  400,000  4,800
St. Jude Medical, Inc. (a)  222,600  7,540
  246,927
MEDICAL FACILITIES MANAGEMENT - 2.2%
Columbia/HCA Healthcare Corp.   1,062,500  38,914
Covance, Inc. (a)   1,339,800  24,954
Coventry Corp.   92,500  1,347
HEALTHSOUTH Rehabilitation Corp. (a)   1,845,200  42,209
Lincare Holdings, Inc. (a)   223,500  8,717
Oxford Health Plans, Inc. (a)   507,000  35,744
PacifiCare Health Systems, Inc. Class B (a)   310,100  24,575
Trigon Healthcare, Inc.   753,000  14,684
United HealthCare Corp.   598,200  33,797
  224,941
TOTAL HEALTH   1,130,753
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.   69,700  6,770
INDUSTRIAL MACHINERY & EQUIPMENT - 5.4%
ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.   700,000  37,800
General Electric Co.   3,400,000  205,275
Gilat Satellite Networks Ltd.   125,000  3,938
Westinghouse Electric Corp.   775,000  15,693
  262,706
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Case Corp.   125,000  7,375
Illinois Tool Works, Inc.   229,400  11,384
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Ingersoll-Rand Co.   275,000 $ 14,988
Stanley Works  176,900  7,253
Stewart & Stevenson Services, Inc.   954,200  25,524
  66,524
POLLUTION CONTROL - 2.1%
USA Waste Services, Inc. (a)  2,609,400  94,591
United Waste Systems, Inc.   137,600  5,280
Waste Management, Inc.   3,650,000  115,888
  215,759
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   544,989
MEDIA & LEISURE - 4.9%
BROADCASTING - 0.5%
Clear Channel Communications, Inc. (a)   121,100  6,403
Evergreen Media Corp. Class A (a)  125,000  4,859
HSN, Inc. (a)   444,000  13,598
Time Warner, Inc.   500,000  23,250
  48,110
ENTERTAINMENT - 0.5%
Disney (Walt) Co.   245,500  20,100
MGM Grand, Inc. (a)   259,800  9,840
Regal Cinemas, Inc. (a)  272,500  8,958
Viacom, Inc. Class B (non-vtg.)(a)  417,330  12,389
  51,287
LEISURE DURABLES & TOYS - 0.3%
Callaway Golf Co.   875,000  28,219
Nintendo Co. Ltd. Ord.   90,900  7,114
  35,333
LODGING & GAMING - 1.8%
Circus Circus Enterprises, Inc. (a)   734,600  19,100
HFS, Inc. (a)   1,402,700  75,570
Hilton Hotels Corp.   815,320  23,033
ITT Corp. (a)   275,100  16,403
Mirage Resorts, Inc. (a)   1,829,000  43,667
  177,773
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.5%
ACNielsen Corp. (a)   1,293,100 $ 21,821
Cognizant Corp.   830,000  30,710
  52,531
RESTAURANTS - 1.3%
Apple South, Inc.   750,000  11,344
Applebee's International, Inc.   308,700  7,679
CKE Restaurants, Inc.   1,517,900  36,240
Landry's Seafood Restaurants, Inc. (a)   740,600  13,701
Starbucks Corp. (a)  1,846,700  58,171
  127,135
TOTAL MEDIA & LEISURE   492,169
NONDURABLES - 7.4%
BEVERAGES - 2.2%
Anheuser-Busch Companies, Inc.   699,900  30,008
Coca-Cola Co. (The)  945,400  64,524
Coors (Adolph) Co. Class B  252,300  6,150
PepsiCo, Inc.   3,259,100  119,772
  220,454
FOODS - 0.8%
Archer-Daniels-Midland Co.   1,100,000  22,000
Earthgrains Co.   501,600  28,591
Hershey Foods Corp.   50,000  2,806
Nabisco Holdings Corp. Class A  610,500  24,191
Ralston Purina Co.   50,000  4,263
  81,851
HOUSEHOLD PRODUCTS - 2.5%
Avon Products, Inc.   151,200  9,639
Clorox Co.   325,500  41,094
Dial Corp.   1,415,500  23,710
Gillette Co.   603,398  53,627
Premark International, Inc.   249,600  6,802
Procter & Gamble Co.   838,900  115,663
  250,535
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.9%
Philip Morris Companies, Inc.   4,083,400 $ 179,670
RJR Nabisco Holdings Corp.   400,000  12,949
  192,619
TOTAL NONDURABLES   745,459
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   846,800  21,441
Newmont Mining Corp.   484,700  18,964
  40,405
RETAIL & WHOLESALE - 8.9%
APPAREL STORES - 0.9%
Footstar, Inc. (a)   526,852  11,722
Gap, Inc.   852,800  29,208
Just for Feet, Inc. (a)   742,725  14,576
Loehmanns, Inc. (a)   125,300  908
Saks Holdings, Inc. (a)  298,200  7,418
TJX Companies, Inc.   583,414  28,005
  91,837
DRUG STORES - 0.6%
CVS Corp.   954,595  45,701
Rite Aid Corp.   300,000  13,950
  59,651
GENERAL MERCHANDISE STORES - 1.8%
Consolidated Stores Corp. (a)   595,000  22,759
Costco Companies, Inc. (a)   705,400  23,807
Family Dollar Stores, Inc.   441,400  11,366
Hot Topic, Inc.   161,600  4,727
Michaels Stores, Inc. (a)   140,000  2,765
Wal-Mart Stores, Inc.   3,700,600  110,093
  175,517
GROCERY STORES - 0.3%
American Stores Co.   412,000  18,746
Safeway, Inc. (a)  307,600  13,842
  32,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 5.3%
Amway Asia Pacific Ltd.   312,000 $ 14,430
Barnes & Noble, Inc. (a)   317,000  13,195
Bed Bath & Beyond, Inc. (a)   654,800  18,580
Circuit City Stores, Inc. - Circuit City Group  1,059,300  41,842
Corporate Express, Inc. (a)   3,126,225  42,986
Gadzooks, Inc.   50,000  1,659
Henry Schein, Inc. (a)   435,000  14,518
Home Depot, Inc. (The)  264,700  16,676
IKON Office Solutions, Inc.   5,656,300  164,033
Lowe's Companies, Inc.   700,100  27,566
Micro Warehouse, Inc. (a)   1,503,400  25,934
Officemax, Inc. (a)   2,633,400  36,538
PETsMART, Inc. (a)  2,254,200  27,614
Staples, Inc. (a)  1,151,275  25,328
Sunglass Hut International, Inc. (a)  240,800  1,633
Toys "R" Us, Inc. (a)  1,025,898  31,931
Viking Office Products, Inc. (a)  1,550,700  29,270
  533,733
TOTAL RETAIL & WHOLESALE   893,326
SERVICES - 3.0%
ADVERTISING - 0.2%
CKS Group, Inc. (a)   355,000  10,251
Omnicom Group, Inc.   191,200  11,090
Universal Outdoor Holdings, Inc. (a)  123,500  4,014
  25,355
LEASING & RENTAL - 1.1%
Danka Business Systems PLC sponsored ADR  1,587,400  63,694
Hertz Corp. Class A  536,000  18,358
Hollywood Entertainment Corp. (a)   1,578,200  31,761
  113,813
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   1,288,400  47,832
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 1.2%
ADT Ltd. (a)   1,934,700 $ 56,348
AccuStaff, Inc. (a)   402,900  9,670
Cintas Corp.   50,000  3,100
Employee Solutions, Inc. (a)    189,000  1,004
Manpower, Inc.   330,000  14,768
Service Corp. International  937,100  33,032
  117,922
TOTAL SERVICES   304,922
TECHNOLOGY - 19.6%
COMMUNICATIONS EQUIPMENT - 4.1%
ADC Telecommunications, Inc. (a)   229,300  7,854
Advanced Fibre Communication, Inc.   250,000  13,781
Ascend Communications, Inc. (a)   757,000  42,203
Aspect Telecommunications Corp. (a)   729,800  16,421
Boston Technology, Inc. (a)   717,400  20,625
Cisco Systems, Inc. (a)   2,005,800  135,893
Ericsson (L.M.) Telephone Co. Class B ADR  150,000  5,344
Level One Communications, Inc. (a)   11,800  445
Lucent Technologies, Inc.   1,122,200  71,400
Nokia Corp. AB sponsored ADR  1,003,600  66,238
Pairgain Technologies, Inc. (a)   700,000  14,613
Tellabs, Inc. (a)  294,400  14,794
  409,611
COMPUTER SERVICES & SOFTWARE - 7.9%
Adobe Systems, Inc.   200,000  8,925
America Online, Inc. (a)   250,610  13,846
Autodesk, Inc.   100,000  3,888
Automatic Data Processing, Inc.   725,400  35,635
CBT Group PLC sponsored ADR (a)   237,700  12,955
CUC International, Inc. (a)   2,836,075  65,230
Cadence Design Systems, Inc. (a)   632,925  21,045
Ceridian Corp. (a)   201,400  7,401
Cognos, Inc. (a)   200,000  6,276
CompuServe Corp. (a)   200,000  2,250
CompUSA, Inc. (a)   2,672,600  62,138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Computer Sciences Corp.   83,500 $ 6,461
DST Systems, Inc. (a)   794,300  24,425
E Trade Group, Inc.   293,000  5,164
Electronic Data Systems Corp.   1,123,200  41,980
Electronics for Imaging, Inc. (a)   497,200  19,826
Equifax, Inc.   303,200  9,475
First Data Corp.   290,162  11,606
HBO & Co.   454,500  29,145
Harbinger Corp.   25,000  775
i2 Technologies, Inc. (a)   125,000  5,344
McAfee Associates, Inc. (a)   750,250  49,376
Microsoft Corp. (a)   1,200,000  148,800
Netscape Communications Corp. (a)   509,700  15,068
Oracle Systems Corp. (a)   835,000  38,932
Parametric Technology Corp. (a)  644,300  28,913
Paychex, Inc.   490,500  18,026
PeopleSoft, Inc. (a)  1,025,000  53,044
Remedy Corp. (a)  380,400  15,359
Symantec Corp. (a)  1,110,400  21,166
Wind River Systems, Inc. (a)  75,000  2,549
Yahoo, Inc. (a)  100,000  3,224
  788,247
COMPUTERS & OFFICE EQUIPMENT - 3.0%
Adaptec, Inc. (a)   824,000  30,282
Compaq Computer Corp. (a)   425,000  46,006
Creative Technology Corp. Ltd. (a)   300,000  5,250
Dell Computer Corp. (a)   424,700  47,779
EMC Corp. (a)   795,000  31,701
International Business Machines Corp.   460,000  39,790
Lexmark International Group, Inc. (a)   159,600  4,209
Micron Electronics, Inc.   300,000  4,556
Pitney Bowes, Inc.   300,000  21,075
Sandisk Corp. (a)(c)  1,285,400  18,478
Seagate Technology (a)  138,200  5,614
Splash Technology Holdings, Inc.   100,000  2,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Stratus Computer, Inc. (a)  225,000 $ 10,294
Symbol Technologies, Inc.   615,000  19,296
Xerox Corp.   175,000  11,855
  298,523
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)   183,800  11,993
Perkin-Elmer Corp.   173,300  13,171
Thermo Electron Corp. (a)  733,000  25,288
  50,452
ELECTRONICS - 3.7%
AMP, Inc.   202,200  8,315
Etec Systems, Inc. (a)   380,900  16,950
Intel Corp.   1,114,500  168,847
LSI Logic Corp. (a)   75,000  3,131
Linear Technology Corp.   633,500  31,754
Maxim Integrated Products, Inc. (a)   582,600  31,315
Micron Technology, Inc.   594,500  25,266
Motorola, Inc.   543,200  36,055
Texas Instruments, Inc.   359,600  32,319
VLSI Technology, Inc. (a)  945,600  22,990
  376,942
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   293,000  24,282
Imation Corp. (a)   500,000  12,000
  36,282
TOTAL TECHNOLOGY   1,960,057
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)   150,000  14,906
America West Holding Corp. Class B (a)  826,800  12,712
Comair Holdings, Inc.   300,000  7,800
Delta Air Lines, Inc.   58,000  5,438
Ryanair Holdings PLC sponsored ADR  9,800  243
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Southwest Airlines Co.   250,000 $ 6,438
Viad Corp.   1,529,400  26,572
  74,109
RAILROADS - 0.3%
CSX Corp.   493,000  26,129
TRUCKING & FREIGHT - 0.0%
Federal Express Corp. (a)   50,000  2,619
TOTAL TRANSPORTATION   102,857
UTILITIES - 5.1%
CELLULAR - 1.2%
AirTouch Communications, Inc. (a)   1,586,065  44,212
Nextel Communications, Inc. Class A (a)  4,642,300  68,474
Vanguard Cellular Systems, Inc. Class A (a)  112,800  1,481
  114,167
ELECTRIC UTILITY - 0.2%
Portland General Corp.   575,000  23,000
GAS - 0.5%
Enron Corp.   1,221,300  49,768
TELEPHONE SERVICES - 3.2%
Ameritech Corp.   290,600  19,034
Bell Atlantic Corp.   291,100  20,377
BellSouth Corp.   318,100  14,434
Cincinnati Bell, Inc.   434,600  26,728
GTE Corp.   115,600  5,101
MCI Communications Corp.   1,058,900  40,635
SBC Communications, Inc.   250,100  14,631
Sprint Corp.   1,245,900  60,893
Telebras sponsored ADR  279,900  38,451
WorldCom, Inc. (a)  2,835,190  83,992
  324,276
TOTAL UTILITIES   511,211
TOTAL COMMON STOCKS
(Cost $7,298,666)   9,471,187
CASH EQUIVALENTS - 5.5%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b) (Cost $553,503)  553,502,904 $ 553,503
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,852,169)  $ 10,024,690
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $7,859,645,000. Net unrealized appreciation aggregated $2,165,045,000 of which $2,438,858,000 related to appreciated investment securities and $273,813,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $7,852,169) -                                $ 10,024,690
See accompanying schedule

Cash                                                                                   284

Receivable for investments sold                                                        167,849

Receivable for fund shares sold                                                        21,472

Dividends receivable                                                                   12,398

Interest receivable                                                                    2,609

Other receivables                                                                      495

 TOTAL ASSETS                                                                          10,229,797

LIABILITIES

Payable for investments purchased                                         $ 117,832

Payable for fund shares redeemed                                           15,373

Accrued management fee                                                     3,890

Other payables and accrued expenses                                        2,029

 TOTAL LIABILITIES                                                                     139,124

NET ASSETS                                                                            $ 10,090,673

Net Assets consist of:

Paid in capital                                                                       $ 7,386,088

Undistributed net investment income                                                    33,751

Accumulated undistributed net realized gain (loss) on                                  498,311
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          2,172,523
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 230,381 shares outstanding                                            $ 10,090,673

NET ASSET VALUE, offering price and redemption price                                   $43.80
per share ($10,090,673 (divided by) 230,381 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 49,280
Dividends (including $1,934 received from
affiliated issuers)

Interest                                                                       17,868

 TOTAL INCOME                                                                  67,148

EXPENSES

Management fee                                                    $ 28,842
Basic fee

 Performance adjustment                                            (5,624)

Transfer agent fees                                                10,779

Accounting fees and expenses                                       408

Non-interested trustees' compensation                              41

Custodian fees and expenses                                        130

Registration fees                                                  228

Audit                                                              36

Legal                                                              27

Miscellaneous                                                      16

 Total expenses before reductions                                  34,883

 Expense reductions                                                (1,555)     33,328

NET INVESTMENT INCOME                                                          33,820

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of $418            519,806
on sales of investments in affiliated issuers)

 Foreign currency transactions                                     (1)         519,805

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (82,852)

 Assets and liabilities in foreign currencies                      3           (82,849)

NET GAIN (LOSS)                                                                436,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 470,776
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED          NOVEMBER 30,
                                                          MAY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 33,820       $ 76,283
Net investment income

 Net realized gain (loss)                                  519,805        401,080

 Change in net unrealized appreciation (depreciation)      (82,849)       993,674

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           470,776        1,471,037
FROM OPERATIONS

Distributions to shareholders                              (61,467)       (23,344)
From net investment income

 From net realized gain                                    (321,291)      (294,687)

 TOTAL DISTRIBUTIONS                                       (382,758)      (318,031)

Share transactions                                         2,025,823      5,216,094
Net proceeds from sales of shares

 Reinvestment of distributions                             379,989        315,350

 Cost of shares redeemed                                   (2,009,821)    (3,263,751)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           395,991        2,267,693
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  484,009        3,420,699

NET ASSETS

 Beginning of period                                       9,606,664      6,185,965

 End of period (including undistributed net investment    $ 10,090,673   $ 9,606,664
income of $33,751 and $76,173, respectively)

OTHER INFORMATION
Shares

 Sold                                                      48,851         134,851

 Issued in reinvestment of distributions                   9,441          8,884

 Redeemed                                                  (48,561)       (84,075)

 Net increase (decrease)                                   9,731          59,660


FINANCIAL HIGHLIGHTS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 43.54      $ 38.42     $ 28.25     $ 30.91    $ 28.13     $ 25.62
beginning of period

Income from Investment
Operations

 Net investment income          .15 D        .34         .20         .12        .07         .13 D

 Net realized and               1.85         6.72        11.00       .28        3.99        4.52
 unrealized gain
(loss)

 Total from investment          2.00         7.06        11.20       .40        4.06        4.65
 operations



Less Distributions              (.28)        (.14) H     (.22)       (.07)      (.07)       (.10)
From net investment
 income

 From net realized gain         (1.46)       (1.80) H    (.81)       (2.99)     (1.21)      (2.04)

 Total distributions            (1.74)       (1.94)      (1.03)      (3.06)     (1.28)      (2.14)

Net asset value, end           $ 43.80      $ 43.54     $ 38.42     $ 28.25    $ 30.91     $ 28.13
of period

TOTAL RETURN B, C               4.95%        19.55%      41.22% I    1.23% I    15.04% I    19.25% I

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 10,091     $ 9,607     $ 6,186     $ 2,979    $ 2,423     $ 1,752
(in millions)

Ratio of expenses to            .73% A       .88%        .96%        1.06%      1.08%       1.09%
average net assets

Ratio of expenses to            .70% A, F    .85% F      .95% F      1.05% F    1.07% F     1.09%
average net assets
after expense
reductions

Ratio of net investment         .71% A       .96%        .76%        .64%       .43%        .52%
income to average
net assets

Portfolio turnover rate         95% A        78%         97%         135%       159%        250%

Average commission             $ .0443      $ .0414
rate G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
I TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth Company Fund (the fund) is a fund of Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,583,595,000 and $4,315,378,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets after the performance adjustment.
SALES LOAD. For the period December 1, 1995, through December 31, 1996, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, voluntarily waived the sales charge (3% of the offering price) on the sales of shares. Effective January 1, 1997, the fund's 3% sales charge was eliminated.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,144,000 for the period.
10. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,181,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $363,000, respectively, under these arrangements.
11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
(000S)
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Samsonite Corp.  $ 13,751 $ - $ - $ 60,393
Sandisk Corp.   1,519  -  -  18,478
Unisource Worldwide, Inc.   41,941  1,114  1,934  95,489
TOTALS  $ 57,211 $ 1,114 $ 1,934 $ 174,360
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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MICHIGAN
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MINNESOTA
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TENNESSEE
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14100 San Pedro
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19740 IH 45 North
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UTAH
215 South State Street
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VERMONT
199 Main Street
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VIRGINIA
8180 Greensboro Drive
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WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Steven Wymer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

EMERGING GROWTH
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997           PAST 6   PAST 1   PAST 5    LIFE OF
                                     MONTHS   YEAR     YEARS     FUND

Fidelity Emerging Growth             2.65%    3.47%    138.60%   264.09%

Fidelity Emerging Growth             -0.43%   0.37%    131.45%   253.17%
 (including 3% sales charge)

Russell 2000(registered trademark)   8.44%    6.97%    107.91%   222.92%

Mid-Cap Funds Average                4.49%    7.92%    111.14%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks with market values of $250 million or less. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 207 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997     PAST 1   PAST 5   LIFE OF
                               YEAR     YEARS    FUND

Fidelity Emerging Growth       3.47%    19.00%   22.26%

Fidelity Emerging Growth       0.37%    18.27%   21.68%
 (including 3% sales charge)

Russell 2000                   6.97%    15.77%   20.00%

Mid-Cap Funds Average          7.92%    15.94%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
  1990/12/28       9700.00                    10000.00
  1990/12/31       9758.20                    10118.31
  1991/01/31      11203.50                    11033.34
  1991/02/28      11804.90                    12263.72
  1991/03/31      12648.80                    13126.95
  1991/04/30      12580.90                    13093.92
  1991/05/31      13434.50                    13718.05
  1991/06/30      12493.60                    12918.61
  1991/07/31      13754.60                    13371.94
  1991/08/31      14647.00                    13866.90
  1991/09/30      14753.70                    13975.48
  1991/10/31      14967.10                    14345.11
  1991/11/30      14365.70                    13681.63
  1991/12/31      16305.88                    14777.18
  1992/01/31      16354.92                    15974.53
  1992/02/29      16104.38                    16440.53
  1992/03/31      15072.18                    15884.04
  1992/04/30      14621.22                    15327.56
  1992/05/31      14801.60                    15531.38
  1992/06/30      14060.02                    14796.86
  1992/07/31      14741.47                    15311.50
  1992/08/31      14280.49                    14879.43
  1992/09/30      14731.45                    15222.82
  1992/10/31      15753.63                    15706.69
  1992/11/30      16956.20                    16908.56
  1992/12/31      17668.44                    17497.62
  1993/01/31      18231.12                    18089.85
  1993/02/28      17527.13                    17672.04
  1993/03/31      18034.42                    18245.49
  1993/04/30      17899.83                    17744.65
  1993/05/31      19463.09                    18529.84
  1993/06/30      19659.79                    18645.43
  1993/07/31      19587.32                    18902.86
  1993/08/31      20343.07                    19719.50
  1993/09/30      20664.00                    20275.98
  1993/10/31      21160.93                    20797.86
  1993/11/30      20322.36                    20113.33
  1993/12/31      21180.19                    20801.02
  1994/01/31      21797.79                    21453.20
  1994/02/28      21673.66                    21375.61
  1994/03/31      20519.22                    20247.03
  1994/04/30      20606.11                    20367.37
  1994/05/31      19811.66                    20138.67
  1994/06/30      18421.37                    19454.83
  1994/07/31      19116.51                    19774.47
  1994/08/31      20519.22                    20876.35
  1994/09/30      20419.91                    20806.45
  1994/10/31      21400.57                    20724.34
  1994/11/30      20581.29                    19887.35
  1994/12/31      21142.37                    20421.66
  1995/01/31      20582.39                    20164.00
  1995/02/28      21540.58                    21002.81
  1995/03/31      22448.99                    21364.52
  1995/04/30      23208.08                    21839.57
  1995/05/31      24166.27                    22215.08
  1995/06/30      26841.73                    23367.51
  1995/07/31      30002.51                    24713.52
  1995/08/31      30425.60                    25224.78
  1995/09/30      31134.91                    25675.24
  1995/10/31      30761.59                    24526.99
  1995/11/30      30375.83                    25557.48
  1995/12/31      28741.54                    26231.80
  1996/01/31      29135.09                    26203.68
  1996/02/29      30883.45                    27020.31
  1996/03/31      30883.45                    27570.34
  1996/04/30      32853.63                    29044.56
  1996/05/31      34132.28                    30189.13
  1996/06/30      32827.53                    28949.46
  1996/07/31      29604.80                    26420.91
  1996/08/31      30857.36                    27954.92
  1996/09/30      33492.95                    29047.38
  1996/10/31      32631.82                    28599.70
  1996/11/30      34406.28                    29778.13
  1996/12/31      33282.38                    30558.54
  1997/01/31      35594.57                    31169.25
  1997/02/28      33771.24                    30413.49
  1997/03/31      31591.17                    28978.40
  1997/04/30      32304.65                    29059.18
  1997/05/30      35317.11                    32292.00
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Emerging Growth Fund on December 28, 1990, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $35,317 - a 253.17% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $32,292 - a 222.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Erin Sullivan was named Portfolio Manager of Fidelity Emerging Growth Fund on April 14, 1997.
Q. HOW DID THE FUND PERFORM, ERIN?
A. For the six-month period that ended May 31, 1997, the fund had a total return of 2.65%. That compares to the 4.49% return for the same period of the mid-cap funds average, according to Lipper Analytical Services, and a return of 8.44% for the Russell 2000 index. For the 12 months that ended May 31, 1997, the fund had a total return of 3.47%, while the mid-cap funds average returned 7.92% and the Russell 2000 returned 6.97%.
Q. WHY DO YOU THINK THE FUND UNDERPERFORMED ITS PEER GROUP AND INDEX DURING THE PERIOD?
A. As interest rates rose during the latter part of the period and there was uncertainty about the economy, stocks with high price-to-earnings (P/E) multiples had a more significant correction than the rest of the market. The P/E ratio - or earnings multiple - gives investors an idea of how much they are paying for a company's earning power. Young, fast-growing companies typically have high P/Es because investors are willing to pay more for above-average earnings growth. Many of the fund's holdings are stocks with high P/Es. HFS, Inc., a franchiser of hotels and real-estate brokerage offices and one of the fund's top 10 holdings at the end of the period, is an example of a high-multiple stock that suffered a large correction during the period.
Q. WHAT SPECIFIC HOLDINGS HELPED OR HURT THE FUND'S PERFORMANCE IN THE SIX-MONTH PERIOD?
A. On the plus side, Dell Computer, Microsoft, ASM Lithography, Intel, Keane, PeopleSoft and Compaq all helped the fund's performance because of their strong company fundamentals and their ability to exceed earnings expectations. On the negative side, the networking group within the technology sector had a very difficult time. The fund had a large position in Cisco Systems, a computer-networking company, and that stock suffered a significant correction during the time period. Poor stock selection in the retail industry also hurt performance. PETsMART, Just for Feet and Viking Office Products underperformed considerably because of poor company fundamentals. The fund sold its holdings in these three retail stocks by the end of the period.
Q. WHAT CHANGES HAVE YOU MADE SINCE YOU STARTED MANAGING THE FUND?
A. I've been trying to look at stocks that have underperformed - meaning companies that were hurt by the correction in high-multiple stocks - but where fundamentals continue to be excellent and the companies haven't disappointed in terms of earnings. I think you'll see more investments in those names in the future.
Q. THE FUND REDUCED ITS POSITION IN TECHNOLOGY AND BOOSTED ITS HEALTH CARE STAKE. WHAT WAS THE REASONING?
A. In the technology sector, when the fundamentals of some networking companies began to deteriorate and other companies announced they would miss earnings expectations, the fund reduced its stake in those stocks. The fund increased its stake in health care, especially its holdings in pharmaceutical companies, in February and March; these stocks have done very well since the beginning of the year. I've increased the fund's HMO and medical technology holdings since I took over the fund in April. I like health care companies because they generally have very strong unit growth, strong returns and strong cash flow. In the last several weeks of the period, the stocks of some of the health care providers appreciated, especially as concerns about reimbursement levels and pricing seemed to be subsiding somewhat.
Q. THE FUND INCREASED ITS POSITION IN THE SERVICES SECTOR TO 8.6% FROM 3.4% OVER THE SIX MONTHS. WHAT WAS THE STRATEGY BEHIND THE MOVE?
A. A big part of the boost came from the fund's purchase of shares in ADT Ltd. The fund held only a small stake in that company six months ago, but at the end of the period it was among the fund's top 10 holdings. The fund increased its position in ADT partially as a way to boost its holdings in Tyco International, which is attempting to acquire ADT. And during the months leading up to the close of that deal, ADT, a provider of electronic security devices, has been trading at a discount to Tyco. As of the end of the period, I liked Tyco because I felt it would be able to show consistently strong earnings growth over the next few years.
Q. IT LOOKS LIKE THE FUND SOUGHT INVESTMENT OPPORTUNITIES OUTSIDE OF THE U.S. DURING THE PERIOD. FOREIGN INVESTMENTS ROSE TO 7.4% OF HOLDINGS FROM 3% OVER THE SIX MONTHS. WHAT DROVE THIS INCREASE?
A. I wasn't actively looking to boost the percentage of the fund's investments overseas. The international holdings increased during the period, partly because I bought shares in Nokia, a Finnish telecommunications supplier, and Ericsson, a Swedish telecommunications company. I saw the potential for significant earnings growth with both of these companies. Nokia was one of the fund's top 10 holdings at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE FUND IN THE NEXT SIX MONTHS?
A. At this point, I don't see significant changes in the percentage of the fund's investment in each industry sector, but the names within certain groups might change. I will be looking for more opportunity in smaller-cap stocks that have been beaten up, but where earnings have continued to come through.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing in stocks of
companies that  are seen to
be in the developing stage of
their life cycle and offer the
potential for accelerated
growth
FUND NUMBER: 324
TRADING SYMBOL: FDEGX
START DATE: December 28,
1990
SIZE: as of May 31, 1997,
more than $1.8 billion
MANAGER: Erin Sullivan,
since April 1997; manager,
Fidelity Select Software and
Computer Services Portfolio,
from January 1997 to June
1997; manager, Fidelity Select
Retailing Portfolio, 1995 to
January 1997; joined Fidelity
in 1991
(checkmark)
ERIN SULLIVAN ON HER
INVESTMENT PHILOSOPHY:
"Overall, I like companies that
have strong revenue growth
driven by unit demand and the
potential to expand operating
margins. When I look at
companies, I think it's
important to understand
management's strategy and
how they plan to compete.
"I like stocks that are cheap
relative to earnings power,
have significant earnings
growth and the potential to
beat the Street's estimates.
Obviously, I'd love to own as
many of those as I could.
"It gets more difficult when
valuations get high, but I think
when you look at emerging
trends within industries -
meaning, for example, there's
high demand for a certain
product or service - there
tends to be significant
potential for earnings growth
in the early part of those
trends. Even companies with
high valuations at that point
can appreciate significantly as
they show good unit growth
and consistency of earnings.
It's usually an opportunity to
make a lot of money."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Microsoft Corp.                    2.7            2.1

Compaq Computer Corp.              2.6            1.4

HFS, Inc.                          2.4            2.8

Toys "R" Us, Inc.                  2.0            0.4

PeopleSoft, Inc.                   1.9            0.9

WorldCom, Inc.                     1.8            0.3

HEALTHSOUTH Rehabilitation Corp.   1.7            1.1

ADT Ltd.                           1.7            0.0

Nokia Corp. AB sponsored ADR       1.4            0.1

CompUSA, Inc.                      1.4            0.8

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           41.6           46.8

Health               15.4           13.6

Retail & Wholesale   11.7           11.4

Services             8.6            3.4

Media & Leisure      5.6            8.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996**
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 45.4
Row: 1, Col: 4, Value: 50.0
Stocks  97.2%
Convertible
securities 0.0%
Short-term
investments 2.8%
FOREIGN
INVESTMENTS 3.0%
Stocks  97.2%
Convertible
securities 0.2%
Short-term
investments 2.6%
FOREIGN
INVESTMENTS 7.4%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 47.0
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.2%
Orbital Sciences Corp. (a)  175,000 $ 2,909
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  107,700  2,046
TOTAL AEROSPACE & DEFENSE   4,955
CONSTRUCTION & REAL ESTATE - 0.8%
BUILDING MATERIALS - 0.6%
American Standard Companies, Inc.   235,000  11,779
CONSTRUCTION - 0.2%
Oakwood Homes Corp.   136,900  3,251
TOTAL CONSTRUCTION & REAL ESTATE   15,030
DURABLES - 4.1%
AUTOS, TIRES, & ACCESSORIES - 0.7%
AutoZone, Inc. (a)  405,800  9,486
Circuit City Stores, Inc. - CarMax Group  47,300  686
Travis Boats & Motors, Inc. (a)  165,000  2,248
  12,420
CONSUMER DURABLES - 0.4%
Samsonite Corp. (a)  106,400  4,775
Wireless Telecom Group, Inc.   129,800  1,428
  6,203
HOME FURNISHINGS - 0.2%
Furniture Brands International, Inc. (a)  20,000  313
Garden Ridge Corp. (a)  20,000  243
Linens 'n Things, Inc.   128,000  3,311
  3,867
TEXTILES & APPAREL - 2.8%
Fruit of the Loom, Inc. Class A (a)  50,800  1,772
Gucci Group NV  144,000  10,044
Liz Claiborne, Inc.   120,000  5,475
Timberland Co. Class A (a)  26,300  1,542
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Tommy Hilfiger (a)  404,800 $ 18,014
VF Corp.   186,200  14,546
Wolverine World Wide, Inc.   10,000  258
  51,651
TOTAL DURABLES   74,141
ENERGY - 0.6%
ENERGY SERVICES - 0.2%
Global Marine, Inc.   164,000  3,690
OIL & GAS - 0.4%
Abacan Resource Corp. (a)  88,200  639
Chesapeake Energy Corp. (a)  254,000  3,588
EVI, Inc.   24,300  914
Titan Exploration, Inc.   44,000  402
United Meridian Corp.   52,900  1,904
  7,447
TOTAL ENERGY   11,137
FINANCE - 0.8%
BANKS - 0.5%
First Bank System, Inc.   100,000  8,200
CREDIT & OTHER FINANCE - 0.2%
Aames Financial Corp.   60,000  773
Green Tree Financial Corp.   85,000  2,975
  3,748
SECURITIES INDUSTRY - 0.1%
Ameritrade Holding Corp. Class A  130,000  1,820
TOTAL FINANCE   13,768
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 15.4%
DRUGS & PHARMACEUTICALS - 4.5%
Alkermes, Inc. (a)  400,000 $ 6,600
ALZA Corp. Class A (a)  80,000  2,360
American Home Products Corp.   41,300  3,148
Amgen, Inc.   25,000  1,672
Biogen, Inc. (a)  100,000  3,318
Bristol-Myers Squibb Co.   270,000  19,811
COR Therapeutics, Inc. (a)  40,000  358
Elan Corp. PLC ADR (a)  250,000  10,187
Genome Therapeutics Corp. (a)  150,000  1,163
Guilford Pharmaceuticals, Inc. (a)  75,000  1,913
Magainin Pharmaceuticals, Inc. (a)  335,000  2,428
Pfizer, Inc.   170,000  17,489
Protein Design Labs, Inc. (a)  68,700  2,173
Quintiles Transnational Corp. (a)  10,300  644
Sepracor, Inc. (a)  377,000  9,237
  82,501
MEDICAL EQUIPMENT & SUPPLIES - 3.5%
Bergen Brunswig Corp. Class A   140,000  5,320
Biomet, Inc.   100,000  1,869
Boston Scientific Corp. (a)  440,000  23,485
Cardinal Health, Inc.   104,700  6,099
Closure Medical Corp.   114,100  2,396
Johnson & Johnson  172,000  10,299
Medtronic, Inc.   20,000  1,480
Sofamor/Danek Group, Inc. (a)  154,000  7,084
Steris Corp.   30,000  1,091
Stryker Corp.   40,000  1,395
Sybron International Corp. (a)  85,000  3,071
  63,589
MEDICAL FACILITIES MANAGEMENT - 7.4%
Carematrix Corp. (a)  109,600  2,082
Genesis Health Ventures, Inc.   109,000  3,583
HEALTHSOUTH Rehabilitation Corp. (a)  1,356,100  31,021
Health Management Associates, Inc. Class A (a)  371,300  10,861
Humana, Inc. (a)  285,700  6,464
Integrated Health Services, Inc.   320,000  11,520
Medquist, Inc. (a)  165,000  4,249
Oxford Health Plans, Inc. (a)  230,500  16,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
PhyMatrix Corp. (a)  105,000 $ 1,483
Renal Treatment Centers, Inc.   10,000  288
Tenet Healthcare Corp. (a)  210,100  5,778
United HealthCare Corp.   420,000  23,730
Universal Health Services, Inc. Class B (a)  170,000  6,885
Vencor, Inc. (a)  130,675  5,325
Wellpoint Health Networks, Inc.   125,000  5,968
  135,487
TOTAL HEALTH   281,577
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 0.1%
AML Communications, Inc. (a)  79,900  220
American Power Conversion Corp. (a)  85,000  1,976
  2,196
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
DT Industries, Inc.   65,000  2,080
Ionics, Inc. (a)  13,700  654
MSC Industrial Direct, Inc. (a)  50,000  1,781
PRI Automation, Inc. (a)  200,000  7,626
Tyco International Ltd.   230,400  14,630
  26,771
POLLUTION CONTROL - 1.3%
USA Waste Services, Inc. (a)  75,000  2,719
United Waste Systems, Inc. (a)  558,600  21,436
  24,155
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   53,122
MEDIA & LEISURE - 5.6%
BROADCASTING - 1.0%
American Radio Systems Corp. Class A   13,100  488
Evergreen Media Corp. Class A (a)  345,000  13,412
HSN, Inc.   69,100  2,116
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Jacor Communications, Inc. Class A (a)  30,000 $ 1,035
PanAmSat Corp.  (a)  54,459  1,559
  18,610
ENTERTAINMENT - 0.1%
MGM Grand, Inc.  (a)  55,000  2,083
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   95,000  4,251
LODGING & GAMING - 3.6%
Doubletree Corp.   30,000  1,343
Extended Stay America, Inc. (a)  184,080  2,554
HFS, Inc. (a)  821,500  44,258
Mirage Resorts, Inc. (a)  500,000  11,938
Sun International Hotels Ltd. Ord. (a)  97,600  3,697
Wyndham Hotel Corp.   71,500  1,975
  65,765
RESTAURANTS - 0.7%
Apple South, Inc.   38,800  587
Fine Host Corp. (a)  62,000  1,891
Rainforest Cafe, Inc. (a)  290,000  7,105
Starbucks Corp. (a)  95,000  2,992
  12,575
TOTAL MEDIA & LEISURE   103,284
PRECIOUS METALS - 0.2%
Getchell Gold Corp. (a)  76,000  3,031
RETAIL & WHOLESALE - 11.7%
APPAREL STORES - 3.1%
Gap, Inc.   165,000  5,651
Payless ShoeSource, Inc. (a)  320,000  15,161
Ross Stores, Inc.   513,400  14,439
TJX Companies, Inc.   452,800  21,734
  56,985
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.9%
CVS Corp.   127,920 $ 6,124
Rite Aid Corp.   240,000  11,160
  17,284
GENERAL MERCHANDISE STORES - 2.4%
Consolidated Stores Corp. (a)  322,500  12,336
Dollar General Corp.   256,400  8,621
Dollar Tree Stores (a)  70,000  3,360
Family Dollar Stores, Inc.   185,000  4,764
99 Cents Only Stores   15,500  392
Proffitts, Inc. (a)  237,300  9,462
Stein Mart, Inc.  (a)  156,000  4,719
  43,654
GROCERY STORES - 0.9%
American Stores Co.   57,000  2,594
Dominick's Supermarkets, Inc.   20,000  485
Safeway, Inc. (a)  170,000  7,650
Whole Foods Market, Inc. (a)  177,500  5,569
  16,298
RETAIL & WHOLESALE, MISCELLANEOUS - 4.4%
Barnes & Noble, Inc. (a)  58,000  2,414
Bed Bath & Beyond, Inc. (a)  165,000  4,682
Circuit City Stores, Inc. - Circuit City Group  291,800  11,526
Corporate Express, Inc. (a)  300,000  4,125
Gadzooks, Inc. (a)  50,000  1,659
Home Depot, Inc.   20,600  1,298
Lowe's Companies, Inc.   245,000  9,647
Officemax, Inc. (a)  340,600  4,726
Sodak Gaming, Inc. (a)  250,000  3,672
Toys "R" Us, Inc. (a)  1,167,700  36,344
  80,093
TOTAL RETAIL & WHOLESALE   214,314
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 8.6%
ADVERTISING - 0.5%
CMG Information Services, Inc. (a)  83,400 $ 1,439
Lycos, Inc. (a)  516,900  7,495
  8,934
LEASING & RENTAL - 1.0%
Hertz Corp. Class A   106,000  3,631
Hollywood Entertainment Corp. (a)  600,000  12,075
Republic Industries, Inc. (a)  80,000  1,925
  17,631
PRINTING - 0.8%
ASM Lithography Holding NV (a)  297,800  15,560
SERVICES - 6.3%
ADT Ltd. (a)  1,059,900  30,870
AccuStaff, Inc. (a)  549,200  13,180
Computer Horizons Corp. (a)  117,700  6,562
Corestaff, Inc. (a)  55,000  1,306
Diamond Technology Partners, Inc. Class A (a)  10,000  108
Gartner Group, Inc. Class A (a)  400,000  11,650
Medpartners, Inc. (a)  90,000  1,710
Norrell Corp.   7,300  234
Personnel Group of America, Inc. (a)  76,000  2,309
Premier Technologies, Inc. (a)  154,100  4,141
Registry, Inc.   292,000  14,089
Robert Half International, Inc. (a)   175,300  7,516
Service Corp. International  210,000  7,403
Sitel Corp. (a)  280,800  4,633
Snyder Communications, Inc. (a)  75,000  2,063
Staffmark, Inc.   184,700  3,463
Telespectrum Worldwide, Inc. (a)  284,000  4,597
  115,834
TOTAL SERVICES   157,959
TECHNOLOGY - 41.4%
COMMUNICATIONS EQUIPMENT - 5.0%
ADC Telecommunications, Inc. (a)   62,200  2,130
Advanced Fibre Communication, Inc.   20,000  1,103
Aspect Telecommunications Corp. (a)  173,200  3,897
Boston Technology, Inc. (a)  20,000  575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Cabletron Systems, Inc.   90,000 $ 3,960
Checkpoint Systems, Inc.   60,000  855
Ciena Corp.   30,000  1,403
Cisco Systems, Inc.   20,000  1,355
DSC Communications Corp. (a)  460,000  11,759
Davox Corp. (a)  245,700  7,924
Dynatech Corp. (a)  20,000  750
Ericsson (L.M.) Telephone Co. Class B ADR  230,000  8,194
Lucent Technologies, Inc.   210,000  13,361
Nokia Corp. AB sponsored ADR  401,300  26,485
Tellabs, Inc. (a)  93,000  4,673
Teledata Communications Ltd. (a)  100,000  3,050
  91,474
COMPUTER SERVICES & SOFTWARE - 20.5%
Adobe Systems, Inc.   270,000  12,049
Affiliated Computer Services, Inc. Class A (a)  104,900  2,780
Analysts International Corp.   65,000  2,356
Arbor Software Corp. (a)  204,100  6,072
Autodesk, Inc.   150,000  5,831
BMC Software, Inc. (a)  340,000  18,403
CBT Group PLC sponsored ADR (a)  40,000  2,180
CUC International, Inc. (a)  571,600  13,147
CACI International, Inc. Class A (a)  325,000  5,972
Cambridge Technology Partners Mass., Inc. (a)  376,800  11,492
Ciber, Inc. (a)  25,000  1,034
CompUSA, Inc. (a)  1,129,000  26,249
Computer Learning Centers, Inc. (a)  50,000  1,456
Computer Task Group, Inc.   70,000  4,279
Electronic Arts, Inc.   149,500  4,784
Electronics for Imaging, Inc. (a)  450,000  17,944
Fiserv, Inc. (a)  135,000  5,552
Henry (Jack) & Associates, Inc.   160,000  3,580
i2 Technologies, Inc. (a)  100,000  4,275
JDA Software Group, Inc. (a)   109,700  3,044
Keane, Inc. (a)  307,200  17,318
LHS Group, Inc.   21,000  698
Manugistics Group, Inc. (a)  20,000  1,300
McAfee Associates, Inc. (a)  265,000  17,440
Meta Group, Inc. (a)  50,000  1,138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Metro Information Services, Inc.   20,000 $ 368
Microsoft Corp. (a)  400,000  49,600
Oracle Systems Corp. (a)  285,800  13,325
Parametric Technology Corp. (a)  155,000  6,956
Paychex, Inc.   65,000  2,389
PeopleSoft, Inc. (a)  677,500  35,061
Physician Computer Network, Inc. (a)  193,700  1,113
Platinum Technology, Inc. (a)  155,000  2,248
Policy Management Systems Corp. (a)  63,300  3,007
Puma Technology, Inc.   27,900  289
Remedy Corp. (a)  233,900  9,444
Sabre Group Holdings, Inc. Class A (a)  87,900  2,449
Saville Systems Ireland PLC sponsored ADR (a)  265,000  11,296
Scopus Technology, Inc. (a)  558,650  16,864
Shared Medical Systems Corp.   73,500  3,896
SunGard Data Systems, Inc. (a)  205,000  8,713
Synopsys, Inc. (a)  20,000  747
Technology Solutions, Inc. (a)  252,600  9,157
Vantive Corp. (a)  280,600  7,541
  374,836
COMPUTERS & OFFICE EQUIPMENT - 6.5%
Adaptec, Inc. (a)  345,500  12,697
Bay Networks, Inc.   30,000  735
CDW Computer Centers, Inc. (a)  100,700  4,934
Compaq Computer Corp. (a)  444,200  48,085
Creative Technology Corp. Ltd. (a)  298,100  5,217
Dell Computer Corp. (a)  225,000  25,313
Micron Electronics, Inc. (a)  7,400  112
SCI Systems, Inc. (a)  65,000  4,225
Tech Data Corp. (a)  596,900  17,683
  119,001
ELECTRONIC INSTRUMENTS - 1.3%
Applied Materials, Inc.   48,900  3,191
DBT Online, Inc.   20,000  760
Sawtek, Inc. (a)  35,000  1,166
Teradyne, Inc. (a)  182,700  7,490
Thermo Electron Corp. (a)  331,000  11,420
  24,027
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 8.1%
Act Manufacturing, Inc. (a)  32,500 $ 916
Actel Corp. (a)  210,000  4,410
Altera Corp.  (a)  270,000  14,310
Dallas Semiconductor Corp.   20,000  773
Etec Systems, Inc. (a)  65,100  2,897
Intel Corp.   163,500  24,770
KEMET Corp. (a)  85,000  2,157
Lattice Semiconductor Corp. (a)  49,200  2,854
Linear Technology Corp.   140,100  7,023
Maxim Integrated Products, Inc. (a)  262,600  14,115
Microsemi Corp. (a)  45,000  584
Motorola, Inc.   180,000  11,948
OnTrak Systems, Inc.   20,300  583
Rambus, Inc.   500  16
Sierra Semiconductor Corp.   20,000  483
Solectron Corp. (a)  80,000  5,000
Texas Instruments, Inc.   179,300  16,114
VLSI Technology, Inc. (a)  140,000  3,403
Vitesse Semiconductor Corp. (a)  530,000  19,014
Xilinx, Inc. (a)  306,100  16,414
  147,784
TOTAL TECHNOLOGY   757,122
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
ASA Holdings, Inc.   115,000  3,004
Comair Holdings, Inc.   75,000  1,950
Ryanair Holdings PLC sponsored ADR  1,800  45
  4,999
UTILITIES - 4.5%
CELLULAR - 0.6%
AirTouch Communications, Inc. (a)  290,700  8,103
Palmer Wireless, Inc. (a)  132,200  2,115
  10,218
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.4%
AES Corp.   114,600 $ 8,223
TELEPHONE SERVICES - 3.5%
Brooks Fiber Properties, Inc.   3,100  80
Cincinnati Bell, Inc.   213,900  13,155
LCI International, Inc. (a)  315,000  7,639
MCI Communications Corp.   105,000  4,029
Sprint Corp.   55,000  2,688
Telebras sponsored ADR  25,000  3,434
WorldCom, Inc. (a)  1,129,530  33,463
  64,488
TOTAL UTILITIES   82,929
TOTAL COMMON STOCKS
(Cost $1,459,150)   1,777,368
CONVERTIBLE BONDS - 0.2%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
Eidos PLC 6 1/4%, 7/31/02 (c)
(Cost $4,000)  - $ 4,000  3,780
CASH EQUIVALENTS - 2.6%
 SHARES
Taxable Central Cash Fund (b)
(Cost $47,416)    47,416,114  47,416
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,510,566)  $ 1,828,564
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,780,000 or 0.2% of net assets.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,511,303,000. Net unrealized appreciation aggregated $317,261,000, of which $352,744,000 related to appreciated investment securities and $35,483,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,510,566) -                                 $ 1,828,564
See accompanying schedule

Cash                                                                                    90

Receivable for investments sold                                                         66,334

Receivable for fund shares sold                                                         2,492

Dividends receivable                                                                    492

Interest receivable                                                                     412

Redemption fees receivable                                                              2

Other receivables                                                                       324

 TOTAL ASSETS                                                                           1,898,710

LIABILITIES

Payable for investments purchased                                           $ 84,352

Payable for fund shares redeemed                                             4,460

Accrued management fee                                                       1,166

Other payables and accrued expenses                                          495

 TOTAL LIABILITIES                                                                      90,473

NET ASSETS                                                                             $ 1,808,237

Net Assets consist of:

Paid in capital                                                                        $ 1,299,290

Accumulated net investment (loss)                                                       (4,497)

Accumulated undistributed net realized gain (loss) on                                   195,442
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                           318,002
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 67,640 shares outstanding                                              $ 1,808,237

NET ASSET VALUE and redemption price per share                                          $26.73
($1,808,237 (divided by) 67,640 shares)

Maximum offering price per share (100/97.00 of $26.73)                                  $27.56


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 2,140
Dividends

Interest                                                                        3,177

 TOTAL INCOME                                                                   5,317

EXPENSES

Management fee                                                    $ 5,938
Basic fee

 Performance adjustment                                            1,164

Transfer agent fees                                                2,445

Accounting fees and expenses                                       350

Non-interested trustees' compensation                              6

Custodian fees and expenses                                        32

Registration fees                                                  81

Audit                                                              30

Legal                                                              7

Miscellaneous                                                      4

 Total expenses before reductions                                  10,057

 Expense reductions                                                (243)        9,814

NET INVESTMENT INCOME (LOSS)                                                    (4,497)

REALIZED AND UNREALIZED GAIN (LOSS)                                             200,752
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (155,328)

 Assets and liabilities in foreign currencies                      4            (155,324)

NET GAIN (LOSS)                                                                 45,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 40,931
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS    YEAR ENDED
                                                         ENDED MAY     NOVEMBER 30,
                                                         31,1997       1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (4,497)     $ (4,998)
Net investment income (loss)

 Net realized gain (loss)                                 200,752       27,528

 Change in net unrealized appreciation (depreciation)     (155,324)     172,134

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          40,931        194,664
FROM OPERATIONS

Distributions to shareholders from net realized gains     (23,421)      (59,173)

Share transactions                                        266,409       977,456
Net proceeds from sales of shares

 Reinvestment of distributions                            23,095        58,461

 Cost of shares redeemed                                  (438,232)     (564,710)

 Redemption fees                                          244           751

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (148,484)     471,958
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (130,974)     607,449

NET ASSETS

 Beginning of period                                      1,939,211     1,331,762

 End of period (including accumulated net investment     $ 1,808,237   $ 1,939,211
 loss of $4,497 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                                                     10,408        40,103

 Issued in reinvestment of distributions                  913           2,601

 Redeemed                                                 (17,233)      (23,706)

 Net increase (decrease)                                  (5,912)       18,998


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED NOVEMBER 30,
      ENDED MAY 31,
      1997

      (UNAUDITED)      1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 26.37    $ 24.41    $ 16.58    $ 19.63    $ 16.92   $ 14.81
beginning of period

Income from Investment
Operations

 Net investment                 (.06) D    (.07) D    (.14) D    (.07) D    (.03)     .09
 income (loss)

 Net realized and               .74        3.10       7.99       .34        3.29      2.50
 unrealized gain
(loss)

 Total from investment          .68        3.03       7.85       .27        3.26      2.59
 operations

Less Distributions              -          -          -          -          (.02)     -
From net investment
 income

 From net realized gain         (.32)      (1.08)     (.04)      (3.33)     (.54)     (.50)

 Total distributions            (.32)      (1.08)     (.04)      (3.33)     (.56)     (.50)

Redemption fees added           -          .01        .02        .01        .01       .02
to paid in capital

Net asset value,               $ 26.73    $ 26.37    $ 24.41    $ 16.58    $ 19.63   $ 16.92
end of period

TOTAL RETURN B, C               2.65%      13.27%     47.59%     1.27%      19.85%    18.03%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,808    $ 1,939    $ 1,332    $ 611      $ 634     $ 615
(in millions)

Ratio of expenses to            1.11% A    1.10%      1.10%      1.04%      1.20%     1.09%
average net assets

Ratio of expenses to            1.09% A    1.09%      1.09%      1.02%      1.19%     1.09%
average net assets             , F        F          F          F          F
after expense
reductions

Ratio of net investment         (.50)%     (.31)      (.66)      (.41)      (.20)     .56%
income (loss) to               A          %          %          %          %
average net assets

Portfolio turnover rate         185% A     105%       102%       180%       332%      531%

Average commission             $ .0414    $ .0405
rate G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Emerging Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period the fund had no investments in restricted securities (excluding 144A issues).
14. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,581,177,000 and $1,741,154,000, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEES - CONTINUED
during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .79% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $473,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .27% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $272,000 for the period.
16. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $211,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $22,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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